UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number  811-07447

                           Virtus Insight Trust

(Exact name of registrant as specified in charter)

101 Munson Street

                    Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Senior Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

                      Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (800) 243-1574

Date of fiscal year end:   December 31

Date of reporting period:   June 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

SEMIANNUAL REPORT

Virtus Emerging Markets Opportunities Fund

Virtus Low Duration Income Fund

Virtus Tax-Exempt Bond Fund

June 30, 2016 TRUST NAME: VIRTUS INSIGHT TRUST

Not FDIC Insured

No Bank Guarantee

May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)

The subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees,” or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Form N-Q Information

The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Funds of the Virtus Insight Trust unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS

To My Fellow Shareholders of Virtus Mutual Funds:

I am pleased to present this semiannual report that reviews the performance of your fund for the six months ended June 30, 2016.

Global markets were subject to sharp volatility at both the beginning and end of the period. Equities plummeted in the first six weeks of 2016, but stabilizing oil prices and the Federal Reserve’s softened stance on rate hikes this year sparked a rally in mid-February that lasted into June. The period was marked by the surprising outcome of the U.K.’s “Brexit” vote on June 23 to leave the European Union, which triggered an immediate selloff that was largely short-lived. By the end of June, U.S. equity markets had recovered much of their losses, and the six-month period was positive for many asset classes.

For the six months ended June 30, 2016, U.S. large-cap stocks outperformed U.S. small-cap stocks, as measured by the 3.84% and 2.22% returns of the S&P 500® Index and Russell 2000® Index, respectively. Within international equities, emerging market stocks returned 6.41%, as measured by the MSCI Emerging Markets Index (net), while developed market stocks declined 4.42%, as measured by the MSCI EAFE® Index (net).

Demand for U.S. Treasuries was strong, driven by foreign investors seeking safe havens and yield in the global negative interest rate environment. The 10-year U.S. Treasury was yielding 1.49% on June 30, 2016, down from 2.27% on October 31, 2015. For the six months ended June 30, 2016, the broader U.S. fixed income market, as represented by the Barclays U.S. Aggregate Bond Index, which tracks Treasuries and other investment-grade debt securities, gained 5.31%, while non-investment grade bonds rose 9.06%, as measured by the Barclays U.S. Corporate High Yield Bond Index.

The strength of the global economy will likely remain a leading concern for markets in the months ahead, and investors will watch with great interest the actions of the Fed and other major central banks. The U.S. economy’s continued growth, as evidenced by recent strong jobs, housing, and consumer spending data, should give investors reason for optimism, but future market direction will be determined largely by the ability of corporations to continue to produce robust earnings.

Market uncertainty is an ever-present reminder of the importance of portfolio diversification, including exposure to both traditional and alternative asset classes. While diversification cannot guarantee a profit or prevent a loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified across asset classes and investment strategies.

As always, thank you for entrusting Virtus with your assets. Should you have questions about your account or require assistance, please visit our website at Virtus.com, or call our customer service team at 1-800-243-1574. We appreciate your business and remain committed to your long-term financial success.

Sincerely,

George R. Aylward

President, Virtus Mutual Funds

August 2016

Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

VIRTUS INSIGHT TRUST

Disclosure of Fund Expenses (Unaudited)

For the six-month period of January 1, 2016 to June 30, 2016

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Insight Trust Fund (each a “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. Class I shares and Class R6 shares are sold without sales charges and Class R6 shares do not incur distribution and service fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates your Fund’s costs in two ways.

Actual Expenses

The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Expense Table
	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio	Expenses Paid During Period*
Emerging Markets Opportunities Fund
Actual
Class I	$1,000.00	$1,087.10	1.34%	$6.95
Class A	1,000.00	1,085.30	1.60	8.30
Class C	1,000.00	1,082.50	2.35	12.17
Class R6	1,000.00	1,087.10	1.21	6.28
Hypothetical (5% return before expenses)
Class I	1,000.00	1,018.20	1.34	6.72
Class A	1,000.00	1,016.91	1.60	8.02
Class C	1,000.00	1,013.18	2.35	11.76
Class R6	1,000.00	1,018.85	1.21	6.07
Low Duration Income Fund
Actual
Class I	$1,000.00	$1,025.10	0.51%	$2.57
Class A	1,000.00	1,024.80	0.76	3.83
Class C	1,000.00	1,021.10	1.51	7.59
Hypothetical (5% return before expenses)
Class I	1,000.00	1,022.33	0.51	2.56
Class A	1,000.00	1,021.08	0.76	3.82
Class C	1,000.00	1,017.35	1.51	7.57
Tax-Exempt Bond Fund
Actual
Class I	$1,000.00	$1,033.60	0.61%	$3.08
Class A	1,000.00	1,032.40	0.86	4.35
Class C	1,000.00	1,028.60	1.61	8.12
Hypothetical (5% return before expenses)
Class I	1,000.00	1,021.83	0.61	3.07
Class A	1,000.00	1,020.59	0.86	4.32
Class C	1,000.00	1,016.86	1.61	8.07

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period.

The Funds may invest in other funds. The annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.

You can find more information about the Funds’ expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the current prospectus for your Fund(s).

VIRTUS INSIGHT TRUST

KEY INVESTMENT TERMS

JUNE 30, 2016 (Unaudited)

American Depositary Receipt (ADR)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

Barclays U.S. Aggregate Bond Index

The Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Barclays U.S. Corporate High Yield Bond Index

The Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Exchange-Traded Funds (ETF)

An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.

Federal Reserve (the “Fed”)

The Central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

MSCI EAFE® Index (net)

The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

MSCI Emerging Markets Index (net)

The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Real Estate Investment Trust (REIT)

A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers, and other commercial properties.

Russell 2000® Index

The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

S&P 500® Index

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Sponsored ADR (American Depositary Receipt)

An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange (“NYSE”).

When-issued and delayed delivery transactions

Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date, ordinarily up to 90 days later. When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates.

VIRTUS INSIGHT FUNDS

PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS

JUNE 30, 2016 (Unaudited)

For each Fund, the following tables present asset allocations within certain sectors and as a percentage of total investments.

Emerging Markets Opportunities Fund

Consumer Staples	44%
Financials	20
Information Technology	18
Consumer Discretionary	8
Health Care	3
Telecommunication Services	2
Industrials	2
Other (includes securities lending collateral)	3

Total	100%

Low Duration Income Fund

Mortgage-Backed Securities	42%
Asset-Backed Securities	22
Corporate Bonds and Notes	20
U.S. Government Securities	8
Loan Agreements	4
Exchange-Trade Fund	2
Other (includes short-term investment)	2

Total	100%

Tax-Exempt Bond Fund

Texas	13%
New York	10
Illinois	9
California	6
Colorado	6
Florida	5
Maryland	5
Other (includes short-term investments)	46

Total	100%

VIRTUS EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES		VALUE
COMMON STOCKS—98.2%

Consumer Discretionary—7.4%
Grupo Televisa S.A. Sponsored ADR (Mexico)	2,631,763		$68,531
Kangwon Land, Inc. (South Korea)	1,712,041		62,122
Las Vegas Sands Corp. (United States)	1,510,055		65,672
Matahari Department Store Tbk PT (Indonesia)	45,358,320		69,131
Naspers Ltd. Class N (South Africa)	1,654,534		252,639

			518,095

Consumer Staples—43.0%
Ambev S.A. Sponsored ADR (Brazil)	48,032,054		283,869
AmorePacific Corp. (South Korea)	270,354		101,921
British American Tobacco Bhd (Malaysia)	1,691,314	(4)	22,109
British American Tobacco plc (United Kingdom)	7,610,447	(3)	486,570
Colgate Palmolive India Ltd. (India)	1,626,621		22,198
CP ALL PCL (Thailand)	113,054,400		162,170
Fomento Economico Mexicano SAB de C.V. Sponsored ADR (Mexico)	2,563,115		237,063
Hanjaya Mandala Sampoerna Tbk PT (Indonesia)	320,511,000		92,272
Heineken N.V. (Netherlands)	1,762,807		161,689
Hindustan Unilever Ltd. (India)	9,021,254		120,330
ITC Ltd. (India)	55,706,636		304,988
LG Household & Health Care Ltd. (South Korea)	127,706		124,712
President Chain Store Corp. (Taiwan)	7,080,458		55,322
SABMiller plc (South Africa)	4,886,440		282,692
Thai Beverage PCL (Thailand)	124,871,300		84,674
Unilever Indonesia Tbk PT (Indonesia)	22,615,431		77,293
Unilever N.V. CVA (Netherlands)	5,010,750		233,049
Wal-Mart de Mexico SAB de CV (Mexico)	67,287,072		161,864

			3,014,785

Energy—1.1%
Ultrapar Participacoes S.A. (Brazil)	3,455,171		76,368

Financials—20.1%
Bank Central Asia Tbk PT (Indonesia)	107,102,293		108,447

	SHARES	VALUE
Financials—continued
BB Seguridade Participacoes (Brazil)	8,757,096	$76,086
BM&F Bovespa S.A. (Brazil)	7,486,639	41,532
Grupo Financiero Santander Mexico SAB de C.V. ADR, B Shares (Mexico)	2,351,668	21,377
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	1,188,198	28,951
Housing Development Finance Corp. (India)	19,431,236	362,015
Housing Development Finance Corp. Bank Ltd. (India)	18,708,041	327,103
Housing Development Finance Corp. Bank Ltd. ADR (India)	577,699	38,330
Kotak Mahindra Bank Ltd. (India)	3,510,351	39,816
Link REIT (Hong Kong)	16,770,806	114,682
Public Bank Bhd (Malaysia)	14,790,400	71,267
Remgro Ltd. (South Africa)	6,155,565	106,812
Samsung Fire & Marine Insurance Co., Ltd. (South Korea)	301,483	69,245

		1,405,663

Health Care—3.3%
Dr. Reddy’s Laboratories Ltd. (India)	1,129,530	56,970
Dr. Reddy’s Laboratories Ltd. ADR (India)(5)	360,312	18,459
Mediclinic International plc (United Kingdom)	2,923,496	42,025
Sun Pharmaceutical Industries Ltd. (India)	9,917,787	112,451

		229,905

Industrials—1.5%
Grupo Aeroportuario del Pacifico SAB de C.V. (Mexico)	1,718,531	17,667
Korea Aerospace Industries Ltd. (South Korea)	1,346,106	86,302

		103,969

Information Technology—18.0%
Alibaba Group Holding Ltd. Sponsored ADR (Cayman Islands)(2)(5)	3,332,022	264,996
Cielo S.A. (Brazil)	16,348,054	171,761
Infosys Ltd. (India)	1,572,451	27,289
Infosys Technologies Ltd. Sponsored ADR (India)	5,847,907	104,385
NetEase, Inc. ADR (China)	712,664	137,701
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	19,414,392	97,843

	SHARES	VALUE
Information Technology—continued
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	3,146,244	$82,526
Tata Consultancy Services Ltd. (India)	2,950,216	111,810
Tencent Holdings Ltd. (Cayman Islands)	11,609,516	266,318

		1,264,629

Materials—1.3%
Randgold Resources Ltd. ADR (Jersey)	795,777	89,159

Telecommunication Services—2.5%
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	579,195,465	176,218
TOTAL COMMON STOCKS (Identified Cost $6,223,086)		6,878,791
TOTAL LONG TERM INVESTMENTS—98.2%
(Identified Cost $6,223,086)		6,878,791

SECURITIES LENDING COLLATERAL—0.3%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) – Institutional Shares (seven-day effective yield 0.270%)(6)(7)	23,796,569	23,797
TOTAL SECURITIES LENDING COLLATERAL
(Identified Cost $23,797)		23,797
TOTAL INVESTMENTS—98.5% (Identified Cost $6,246,883)		6,902,588	(1)
Other assets and liabilities, net—1.5%		102,107

NET ASSETS—100.0%		$7,004,695

Abbreviations:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2016, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Shares traded on Johannesburg Exchange.
(4)	Shares traded on London Exchange
(5)	All or a portion of security is on loan.
(6)	Represents security purchased with cash collateral received for securities on loan.
(7)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

Security abbreviation definitions are located under the Key Investment Terms starting on page 3.

See Notes to Financial Statements

VIRTUS EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

Country Weightings†
India	24%
Brazil	9
South Africa	9
Indonesia	8
United Kingdom	8
Mexico	7
Other	35
Total	100%
† % of total investments as of June 30, 2016

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2016	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$6,878,791	$2,212,503	$4,666,288
Securities Lending Collateral	23,797	23,797	—

Total Investments	$6,902,588	$2,236,300	$4,666,288

There are no Level 3 (significant unobservable inputs) priced securities.

Securities held by the Fund with an end of period value of $1,290,403 were transferred from Level 1 to Level 2 and securities with an end of period value of $22,109 were transferred from Level 2 to Level 1 based on our valuation procedures for non-U.S. securities. (See Note 2A in the Notes to Financial Statements for more information.)

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
U.S. GOVERNMENT SECURITIES—7.8%
U.S. Treasury Note
0.750%, 12/31/17	$12,955	$12,990
1.375%, 4/30/20	8,500	8,662
1.625%, 2/15/26	6,755	6,835
TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $28,107)		28,487

MUNICIPAL BONDS—0.1%

Illinois—0.1%
State of Illinois Build America Taxable 5.547%, 4/1/19	190	204
TOTAL MUNICIPAL BONDS (Identified Cost $201)		204

FOREIGN GOVERNMENT SECURITIES—0.4%
Democratic Socialist Republic of Sri Lanka 144A 6.000%, 1/14/19(3)	235	240
Hungary 6.375%, 3/29/21	575	654
Republic of South Africa 4.875%, 4/14/26	610	633
TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $1,491)		1,527

MORTGAGE-BACKED SECURITIES—41.3%

Agency—10.9%
FHLMC
4.000%, 2/1/45	437	467
3.500%, 3/1/45	2,187	2,325
FNMA
4.000%, 8/1/25	104	111
3.000%, 6/1/27	284	298
2.500%, 5/1/28	795	832
2.500%, 11/1/29	813	844
2.500%, 9/1/30	4,739	4,914
3.000%, 9/1/30	3,184	3,340
3.000%, 10/1/30	1,805	1,894
3.000%, 10/1/30	5,581	5,855
2.500%, 2/1/31	6,708	6,947
4.000%, 11/1/31	465	504
5.000%, 10/1/39	343	386
4.500%, 4/1/40	145	158
3.500%, 12/1/42	672	711
3.000%, 3/1/43	1,140	1,187
3.000%, 5/1/43	335	348
4.000%, 10/1/44	1,062	1,141
3.000%, 5/1/45	1,101	1,143
3.500%, 8/1/45	1,817	1,917
3.500%, 1/1/46	850	897
3.000%, 4/1/46	3,052	3,170
FNMA REMIC 97-70, PE (P.O.) 0.000%, 4/25/22	7	7
GNMA
7.000%, 7/15/23	2	2
7.000%, 9/15/23	10	11
7.000%, 9/15/23	2	2
7.000%, 1/15/24	5	5
7.000%, 9/15/24	7	8
7.000%, 7/15/25	3	4

	PAR VALUE	VALUE
Agency—continued
7.000%, 7/15/25	$12	$12

		39,440

Non-Agency—30.4%
A-10 Securitization LLC 13-1, A 144A 2.400%, 11/15/25(3)	5	5
Access Point Financial, Inc. 15-A, A 144A 2.610%, 4/15/20(3)	104	103
Agate Bay Mortgage Trust 16 -2, A3 144A 3.500%, 3/25/46(2)(3)	1,036	1,065
American Homes 4 Rent 15-SFR1, A 144A 3.467%, 4/17/52(3)	196	207
Ameriquest Mortgage Securities, Inc. 03-10, AF6 5.210%, 11/25/33(2)	199	205
Asset Backed Funding Certificates 05-AQ1, A6 4.780%, 6/25/35(2)	24	25
Aventura Mall Trust
13-AVM, C 144A 3.867%, 12/5/32(2)(3)	707	743
13-AVM, A 144A 3.867%, 12/5/32(2)(3)	1,721	1,861
Banc of America (Merrill Lynch) Commercial Mortgage, Inc. 07-2, A4 5.790%, 4/10/49(2)	1,543	1,555
Banc of America Alternative Loan Trust 03-10, 2A1 6.000%, 12/25/33	575	585
Banc of America Commercial Mortgage Trust 07-4, AM 6.001%, 2/10/51(2)	1,950	2,032
Banc of America Funding Trust 04-B, 2A1 2.884%, 11/20/34(2)	58	56
05-1, 1A1 5.500%, 2/25/35	159	159
06-2, 3A1 6.000%, 3/25/36	36	35
Banc of America Mortgage Trust 04-11, 5A1 6.500%, 8/25/32	449	452
Banc of America Mortgage Trust
04-5, 4A1 4.750%, 6/25/19	266	265
04-7, 6A3 4.500%, 8/25/19	62	62
Bank of America (Merrill Lynch – Countrywide) Alternative Loan Trust
04-22CB, 1A1 6.000%, 10/25/34	404	431
04-24CB, 1A1 6.000%, 11/25/34	268	271
Bank of America (Merrill Lynch – Countrywide) Commercial Mortgage Trust 06-4, A3 5.172%, 12/12/49	415	417

	PAR VALUE	VALUE
Non-Agency—continued
Bank of America (Merrill Lynch) Investors Trust 04-A4 A1 2.756%, 8/25/34(2)	$799	$807
Barclays (Lehman Brothers)—UBS Commercial Mortgage Trust
06-C6, A4 5.372%, 9/15/39	160	160
07-C2, A3 5.430%, 2/15/40	2,140	2,171
07-C6, A4 5.858%, 7/15/40(2)	762	780
07-C3, A4 6.118%, 7/15/44(2)	2,661	2,762
07-C7, A3 5.866%, 9/15/45(2)	623	652
Bayview Commercial Asset Trust 08-1, A3 144A 1.953%, 1/25/38(2)(3)	256	248
Bayview Financial Acquisition Trust 07-A, 1A2 6.205%, 5/28/37(2)	392	408
BCRR Trust 09-1, 2A 144A 5.858%, 7/17/40(2)(3)	147	147
Centex Home Equity Loan Trust
02-A, AF6 5.540%, 1/25/32	119	119
04-D, AF5 5.350%, 9/25/34(2)	385	398
Citigroup—Deutsche Bank Commercial Mortgage Trust
07-CD4, A4 5.322%, 12/11/49	1,036	1,047
07-CD4, AMFX 5.366%, 12/11/49(2)	975	992
Citigroup Commercial Mortgage Trust 07-C6, A1A 5.901%, 12/10/49(2)	814	840
07-C6, A4 5.901%, 12/10/49(2)	1,550	1,595
08-C7, AM 6.345%, 12/10/49(2)	230	239
10-RR3, MLSR 144A 5.810%, 6/14/50(2)(3)	1,582	1,609
Citigroup Mortgage Loan Trust, Inc. 04-NCM2, 2CB2 6.750%, 8/25/34	173	180
14-A, A 144A 4.000%, 1/25/35(2)(3)	654	671
15-PS1, 144A 3.750%, 9/25/42(2)(3)	531	544
15-A, A1 144A 3.500%, 6/25/58(2)(3)	1,314	1,351
Colony American Finance Ltd. 15-1, 144A 2.896%, 10/15/47(3)	627	638
Colony Multi-Family Mortgage Trust 14-1, A 144A 2.543%, 4/20/50(3)	1,277	1,277
COLT Mortgage Loan Trust Funding LLC 16-1 A1, 144A 3.000%, 5/25/46(3)	700	705

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—continued
Commercial Mortgage Lease-Backed Certificates 01-CMB, 1 144A 7.471%, 6/20/31(2)(3)	$460	$529
Commercial Mortgage Trust
07-GG11, AM 5.867%, 12/10/49(2)	2,123	2,197
07-C9, A4 6.007%, 12/10/49(2)	1,137	1,172
Credit Suisse Commercial Mortgage Trust
07-C1, A1A 5.361%, 2/15/40	267	271
10-RR7, 1A 144A 5.378%, 8/12/48(2)(3)	417	419
07-C2, A3 5.542%, 1/15/49(2)	165	167
Credit Suisse First Boston Mortgage Securities Corp.
03-27, 5A3 5.250%, 11/25/33	75	76
13-HYB1, A16,144A 3.029%, 4/25/43(2)(3)	1,249	1,250
Credit Suisse Mortgage Trust 15-1 A9 144A 3.500%, 5/25/45(2)(3)	1,093	1,125
Deutsche Bank—UBS Mortgage Trust 11-LC3A, A2 3.642%, 8/10/44	1,187	1,187
Freddie Mac Structured Agency Credit Risk Debt Notes 16-DNA2, M2 2.653%, 10/25/28(2)	250	252
GAHR Commercial Mortgage Trust 15-NRF, CFX 144A 3.495%, 12/15/19(2)(3)	810	819
GMAC Mortgage Corp. Loan Trust 04-AR1, 12A 3.433%, 6/25/34(2)	223	226
Goldman Sachs Mortgage Securities Trust
07-GG10, A1A 5.988%, 8/10/45(2)	2,324	2,392
07-GG10, A4 5.988%, 8/10/45(2)	1,356	1,390
GSAA Home Equity Trust
05-1, AF4 5.619%, 11/25/34(2)	226	234
05-12, AF3W 4.999%, 9/25/35(2)	53	54
Hilton USA Trust 13-HLT, EFX 144A 4.602%, 11/5/30(2)(3)	650	654
IMC Home Equity Loan Trust 97-5, A9 7.310%, 11/20/28	115	115
Jefferies Resecuritization Trust 14-R1, 1A1 144A 4.000%, 12/27/37(3)	197	197

	PAR VALUE	VALUE
Non-Agency—continued
JP Morgan Chase (Bear Stearns) Commercial Mortgage Securities Trust 07-PWR15 144A 5.363%, 2/11/44(3)	$305	$287
JPMorgan Chase (Bear Stearns) Adjustable Rate Mortgage Trust 04-1, 21A1 2.721%, 4/25/34(2)	108	106
04-9, 22A1 3.254%, 11/25/34(2)	829	796
04-10, 12A3 2.915%, 1/25/35(2)	113	103
04-10, 21A1 3.144%, 1/25/35(2)	903	908
JPMorgan Chase (Bear Stearns) Commercial Mortgage Securities Trust
06-T24, AM 5.568%, 10/12/41(2)	750	753
14-1, 1A1 144A 4.000%, 1/25/44(2)(3)	329	346
14- C22, A4 3.801%, 9/15/47	835	916
07- PW17, A4 5.694%, 6/11/50(2)	781	807
07-PW18, A4 5.700%, 6/11/50	326	337
07-PWR18 6.084%, 6/11/50(2)	965	1,009
JPMorgan Chase (Washington Mutual) Mortgage Pass-Through Certificates Trust
03-S8, A2 5.000%, 9/25/18	58	59
03-AR6, A1 2.903%, 6/25/33(2)	357	355
03-AR4, 2A1 2.330%, 8/25/33(2)	210	206
JPMorgan Chase Commercial Mortgage Securities Trust
10-CNTR, A2 144A 4.311%, 8/5/32(3)	110	119
15-SGP, B 144A 3.192%, 7/15/36(2)(3)	759	759
11-C4, A3 144A 4.106%, 7/15/46(3)	1,446	1,512
06-LDP9, A3 5.336%, 5/15/47	1,266	1,277
06-LDP9, AM 5.372%, 5/15/47	925	922
07-LDP10, AM 5.464%, 1/15/49(2)	889	875
07-CB19, A4 5.887%, 2/12/49(2)	2,893	2,958
07-LD12, A4 5.882%, 2/15/51(2)	2,315	2,391
JPMorgan Chase Mortgage Finance Corp. 16-1, M2 144A 3.750%, 4/25/45(2)(3)	454	461

	PAR VALUE	VALUE
Non-Agency—continued
JPMorgan Chase Mortgage Trust
14-2, 2A2 144A 3.500%, 6/25/29(2)(3)	$188	$194
06-A2, 4A1 3.022%, 8/25/34(2)	181	181
04-A4, 2A1 2.749%, 9/25/34(2)	149	150
05-A4, 3A1 2.766%, 7/25/35(2)	773	762
14-1, 2A2 144A 3.500%, 1/25/44(2)(3)	1,649	1,697
16-1 A3 144A 3.500%, 4/25/45(3)	2,560	2,641
15-4, 1A4 144A 3.500%, 6/25/45(2)(3)	1,610	1,654
15-1 AM1, 144A 4.388%, 7/15/46(3)	295	324
JPMorgan Chase Trust 15-5, A2 144A 2.901%, 5/25/45(2)(3)	1,188	1,204
JPMorgan Chase Trust 15-1, AM1 144A 2.664%, 12/25/44(2)(3)	1,020	1,016
MASTR Alternative Loan Trust 04-10, 3A1 5.000%, 9/25/19	94	95
03-8, 2A1 5.750%, 11/25/33	144	149
04-4, 6A1 5.500%, 4/25/34	179	185
04-7, 9A1 6.000%, 8/25/34	142	146
05-2, 2A1 6.000%, 1/25/35	514	531
MASTR Asset Securitization Trust 05-1, 1A1 5.000%, 5/25/20	310	311
MASTR Specialized Loan Trust 05-3, A2 144A 5.704%, 11/25/35(2)(3)	431	436
Morgan Stanley—Bank of America (Merrill Lynch) Trust 13-C13, AS 4.266%, 11/15/46	1,515	1,688
Morgan Stanley Capital I Trust
07-T27, A4 5.820%, 6/11/42(2)	1,459	1,507
08-T29, A4 6.477%, 1/11/43(2)	192	203
08-T29, AM 6.477%, 1/11/43(2)	950	1,004
06-IQ12, A4 5.332%, 12/15/43	289	290
07-IQ14, A4 5.692%, 4/15/49(2)	760	774
07-IQ14, AM 5.865%, 4/15/49(2)	428	427
07- LQ16, A4 5.809%, 12/12/49	764	793

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—continued
Morgan Stanley Residential Mortgage Loan Trust 14-1A, A1 144A 2.991%, 6/25/44(2)(3)	$568	$576
Motel 6 Trust
15-MTL6, B 144A 3.298%, 2/5/30(3)	365	368
15-MTL6 D 144A 4.532%, 2/5/30(3)	810	807
New Residential Mortgage Loan Trust
16-2A, A1 144A 3.750%, 11/25/35(2)(3)	422	441
14-1A, A 144A 3.750%, 1/25/54(2)(3)	949	984
14-2A, 3A 144A 3.750%, 5/25/54(2)(3)	276	286
14-3A, AFX3 144A 3.750%, 11/25/54(2)(3)	2,322	2,423
15-2A, A1 3.750%, 8/25/55(2)(3)	1,834	1,920
16-1A, A1 144A 3.750%, 3/25/56(2)(3)	759	793
Novastar Mortgage Funding Trust Series 04-4, M5 2.178%, 3/25/35(2)	1,560	1,513
Residential Accredit Loans, Inc. 03-QS17, CB5 5.500%, 9/25/33	268	272
Residential Funding Mortgage Securities II Home Loan Trust 03-HS2, AIIB 0.703%, 6/25/28(2)	310	298
Sequoia Mortgage Trust
14-3, A9 144A 3.750%, 10/25/44(2)(3)	870	902
14-4, A6, 144A 3.500%, 11/25/44(2)(3)	788	810
Structured Adjustable Rate Mortgage Loan Trust
04-1, 6A 2.960%, 2/25/34(2)	830	805
04-4, 3A2 2.926%, 4/25/34(2)	573	567
04-4, 3A1 2.926%, 4/25/34(2)	186	182
04-5, 3A2 2.927%, 5/25/34(2)	410	414
04-14, 7A 2.838%, 10/25/34(2)	335	333
Structured Asset Securities Corp.
03-AL1, A 144A 3.357%, 4/25/31(3)	206	203
03-37A, 2A 2.658%, 12/25/33(2)	175	173
Structured Asset Securities Corp. Mortgage-Pass-Through Certificates
02-AL1, A3 3.450%, 2/25/32	880	871
02-AL1, A2 3.450%, 2/25/32	163	162

	PAR VALUE	VALUE
Non-Agency—continued
03-33H, 1A1 5.500%, 10/25/33	$462	$471
03-34A, 6A 3.086%, 11/25/33(2)	415	408
04-15, 3A3 5.500%, 9/25/34	171	172
Towd Point Mortgage Trust
15-3, A1B 144A 3.000%, 3/25/54(2)(3)	793	808
16-1, A1B, 144A 2.750%, 2/25/55(2)(3)	589	591
15-5, A1B 144A 2.750%, 5/25/55(2)(3)	959	971
15-5, A2, 144A 3.500%, 5/25/55(2)(3)	175	178
16-2, A1 144A 3.000%, 8/25/55(2)(3)	423	432
Vericrest Opportunity Loan Trust
14-NPL9, A1 144A 3.375%, 11/25/54(2)(3)	167	165
15-NPL2, A1 144A 3.375%, 2/25/55(2)(3)	360	356
15-NPL4, A1 144A 3.500%, 2/25/55(2)(3)	107	107
15-NPL3, A1 144A 3.375%, 10/25/58(2)(3)	329	326
Wells Fargo (Wachovia Bank) Commercial Mortgage Trust
07-C30, A5 5.342%, 12/15/43	1,430	1,453
07-C30, AM 5.383%, 12/15/43	950	966
07-C31, A4 5.509%, 4/15/47	1,041	1,056
07-C32, A3 5.889%, 6/15/49(2)	1,265	1,304
07-C33, A5 6.147%, 2/15/51(2)	79	82
Wells Fargo Mortgage Backed Securities Trust
03-G, A1 2.718%, 6/25/33(2)	81	82
03-J, 5A1 2.621%, 10/25/33(2)	302	303
03-J, 2.636%, 10/25/33(2)	179	180
04-A, 2.836%, 2/25/34(2)	77	77
04-K, 1A2 3.107%, 7/25/34(2)	328	327
04-U, A1 2.877%, 10/25/34(2)	98	97
04-Z, 2A1 2.851%, 12/25/34(2)	260	258
05-14, 2A1 5.500%, 12/25/35	89	92
WinWater Mortgage Loan Trust 16-1A5, 144A 3.500%, 1/20/46(2)(3)	1,193	1,219

		110,808
TOTAL MORTGAGE-BACKED SECURITIES
(Identified Cost $148,978)		150,248

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES—21.9%
American Credit Acceptance Receivables Trust 16-1A, B 144A 4.240%, 6/13/22(3)	$835	$862
AmeriCredit Automobile Receivables Trust
12-3, C 2.420%, 5/8/18	81	81
12-4, D 2.680%, 10/9/18	160	161
13-2, D 2.420%, 5/8/19	800	803
14-1, D 2.540%, 6/8/20	650	656
16-1, B 2.300%, 3/8/21	2,045	2,070
15-3, C 2.730%, 3/8/21	615	626
16-2, B 2.210%, 5/10/21	1,000	1,009
15-4, C 2.880%, 7/8/21	700	715
Associates Manufactured Housing Pass-Through Certificates 96-1, B1 8.000%, 3/15/27(2)	641	664
Avis Budget Rental Car Funding LLC
(AESOP) 12-3A, A 144A 2.100%, 3/20/19(3)	540	543
(AESOP) 13-1A, A 144A 1.920%, 9/20/19(3)	1,000	1,002
(AESOP) 13-2A, A 144A 2.970%, 2/20/20(3)	900	923
(AESOP) 16-1A, A 144A 2.990%, 6/20/22(3)	800	828
BXG Receivables Note Trust
12-A, A 144A 2.660%, 12/2/27(3)	61	61
13-A, A 144A 3.010%, 12/4/28(3)	189	190
15-A, A 144A 2.880%, 5/2/30(3)	432	428
California Republic Auto Receivables Trust
13-1, B 144A 2.240%, 1/15/19(3)	340	343
15-3, B 2.700%, 9/15/21	650	659
16-1, B 3.430%, 2/15/22	785	815
Capital Auto Receivables Asset Trust
13-1, C 1.740%, 10/22/18	1,260	1,262
13-4, C 2.670%, 2/20/19	505	510
CarFinance Capital Auto Trust
13-1A, B 144A 2.750%, 11/15/18(3)	201	202
14-1A, A 144A 1.460%, 12/17/18(3)	221	221
13-2A, B 144A 3.150%, 8/15/19(3)	182	183

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES—continued
14-2A, B 144A 2.640%, 11/16/20(3)	$425	$425
CarMax Auto Owner Trust
14-4, B 2.200%, 9/15/20	700	706
15-2, C 2.390%, 3/15/21	1,495	1,508
15-4B 2.160%, 8/16/21	725	729
16-2, B 2.160%, 12/15/21	750	752
CarNow Auto Receivables Trust 14-1A, D 144A 4.160%, 11/15/18(3)	350	350
CCG Receivables Trust
14-1, B 144A 2.150%, 11/15/21(3)	400	401
15-1, A3 144A 1.920%, 1/17/23(3)	1,000	1,004
Centerpoint Energy Transition Bond Co.IV LLC 12-1, A1 0.901%, 4/15/18	114	114
Centre Point Funding LLC 12-2A, 1 144A 2.610%, 8/20/21(3)	570	564
Cheesecake Restaurant Holdings, Inc. 13-1A, A2 144A 4.474%, 3/20/43(3)	633	633
Chrysler Capital Auto Receivables Trust
14-BA 144A 3.440%, 8/16/21(3)	680	676
15-BA D,4A 4.170%, 1/16/23(3)	965	973
Citigroup 15-PM3,A 144A 2.560%, 5/16/22(3)	508	507
Conseco Financial Corp. 97-3, A5 7.140%, 3/15/28	131	136
Diamond Resorts Owner Trust 14-1, A 144A 2.540%, 5/20/27(3)	1,008	1,011
DRB Prime Student Loan Trust 15-D A3 144A 2.500%, 1/25/36(3)	615	617
Drive Auto Receivables Trust
15-DA, B 144A 2.590%, 12/16/19(3)	1,080	1,085
16-AA, B 144A 3.170%, 5/15/20(3)	1,490	1,513
14-AA, C 144A 3.060%, 5/17/21(3)	1,665	1,679
15-DA, C 144A 3.380%, 11/15/21(3)	1,005	1,017
DT Auto Owner Trust
14-1A, C 144A 2.640%, 10/15/19(3)	330	331
14-2A, C 144A 2.460%, 1/15/20(3)	253	253
16-1A, B 144A 2.790%, 5/15/20(3)	850	853

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES—continued
14-3A, C 144A 3.040%, 9/15/20(3)	$1,350	$1,353
15-3A, C 144A 3.250%, 7/15/21(3)	655	658
16-2A, C 144A 3.670%, 1/17/22(3)	820	831
16-3A C,144A 3.150%, 3/15/22(3)	865	865
Exeter Automobile Receivables Trust
12-2A, C 144A 3.060%, 7/16/18(3)	158	159
14-1A, B 144A 2.420%, 1/15/19(3)	547	547
13-1A, C 144A 3.520%, 2/15/19(3)	500	502
14-1A, C 144A 3.570%, 7/15/19(3)	150	151
14-2A, C 144A 3.260%, 12/16/19(3)	335	337
16-1A A, 144A 2.350%, 7/15/20(3)	1,343	1,346
15-A1, C 144A 4.100%, 12/15/20(3)	1,000	991
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(3)	435	442
Fifth Third Auto Trust 13-A, B 1.210%, 4/15/19	385	384
Flagship Credit Auto Trust
16-1, A 144A 2.770%, 12/15/20(3)	952	960
15-2, C 144A 4.080%, 12/15/21(3)	505	489
16-2, B 144A 3.840%, 9/15/22(3)	825	829
Foursight Capital Automobile Receivables Trust 16-1 A2, 144A 2.870%, 10/15/21(3)	1,220	1,217
Gold Key Resorts LLC 14-A, A 144A 3.220%, 3/17/31(3)	431	428
Hertz Vehicle Financing LLC
11-1A, A2 144A 3.290%, 3/25/18(3)	1,300	1,312
15-2A, A 144A 2.020%, 9/25/19(3)	1,080	1,083
16-1A, A144A 2.320%, 3/25/20(3)	750	757
Hilton Grand Vacations Trust
13-A, A 144A 2.280%, 1/25/26(3)	935	936
14-AA, A 144A 1.770%, 11/25/26(3)	273	269
Hyundai Auto Receivables Trust
14-B, D 2.510%, 12/15/20	400	400
15-A, D 2.730%, 6/15/21	550	552
15-C, B 2.150%, 11/15/21	1,500	1,513

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES—continued
LEAF Receivables Funding 10 LLC 15-1, D 144A 3.740%, 5/17/21(3)	$585	$581
Marriott Vacation Club Owner Trust 12-1A, A 144A 2.510%, 5/20/30(3)	356	358
MVW Owner Trust 15-1A, B 144A 2.960%, 12/20/32(3)	482	482
National City Mortgage Capital Trust 08-1, 2A1 6.000%, 3/25/38	262	272
OneMain Financial Issuance Trust
14-1A, A 144A 2.430%, 6/18/24(3)	647	648
15-A1, A 144A 3.190%, 3/18/26(3)	700	707
Orange Lake Timeshare Trust
12-AA, A 144A 3.450%, 3/10/27(3)	427	432
15-A, 144A 2.880%, 9/8/27(3)	426	426
Santander Drive Auto Receivables Trust
12-4, C 2.940%, 12/15/17	35	35
12-6, C 1.940%, 3/15/18	63	63
12-5, C 2.700%, 8/15/18	50	50
12-6, D 2.520%, 9/17/18	450	452
13-1, D 2.270%, 1/15/19	1,691	1,696
13-3, C 1.810%, 4/15/19	691	692
13-5, D 2.730%, 10/15/19	540	546
16-2, B 2.080%, 2/16/21	1,000	1,004
16-1, C 3.090%, 4/15/22	1,300	1,331
Security National Automotive Acceptance Company Receivables Trust 14-1A, C 144A 2.210%, 1/15/20(3)	650	651
Sierra Timeshare Receivables Funding LLC 16-1A, A 144A 3.080%, 3/21/33(3)	776	794
Sierra Timeshare Receivables Funding LLC
12-3A, A 144A 1.870%, 8/20/29(3)	422	421
13-1A, A 144A 1.590%, 11/20/29(3)	85	84
14-1A, A 144A 2.070%, 3/20/30(3)	140	139
14-2A, A 144A 2.050%, 6/20/31(3)	94	94

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES—continued
Silverleaf Finance LLC
XV 12-D, A 144A 3.000%, 3/17/25(3)	$27	$27
XVII 13-12, A1 144A 2.680%, 3/16/26(3)	81	79
XVIII 14-A, A 144A 2.810%, 1/15/27(3)	308	308
SLM Private Education Loan Trust
14-A, 2A2 144A 2.590%, 1/15/26(3)	1,450	1,467
13-B, A2A 144A 1.850%, 6/17/30(3)	1,000	999
13-C, A2A 144A 2.940%, 10/15/31(3)	325	333
SoFi Professional Loan Program LLC
14-A, A2 144A 3.020%, 10/25/27(3)	500	508
14-B, A2 144A 2.550%, 8/27/29(3)	811	813
15-A, A2 144A 2.420%, 3/25/30(3)	309	309
16-A, A2 144A 2.760%, 12/26/36(3)	601	609
Structured Asset Securities Corp. 01-SB1, A2 3.375%, 8/25/31	171	169
SVO VOI Mortgage Corp.
10-AA, A 144A 3.650%, 7/20/27(3)	58	58
12-AA, A 144A 2.000%, 9/20/29(3)	1,300	1,286
Taco Bell Funding LLC 16-1A, A2 144A 3.832%, 5/25/46(3)	995	1,007
TCF Auto Receivables Owner Trust 14-1A, B 144A 2.330%, 5/15/20(3)	475	479
Tidewater Auto Receivables Trust 16-AA, B 144A 3.130%, 3/15/20(3)	785	786
Trip Rail Master Funding LLC 11-1A, A1A 144A 4.370%, 7/15/41(3)	260	268
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/23(3)	1,081	1,097
United Auto Credit Securitization Trust 16-1, B 144A 2.730%, 5/15/18(3)	900	901
Volvo Financial Equipment LLC 14-1A, C 144A 1.940%, 11/15/21(3)	205	206
Welk Resorts LLC
13-AA, A 144A 3.100%, 3/15/29(3)	154	155
15-AA, A 144A 2.790%, 6/16/31(3)	311	309
Westgate Resorts LLC 16-1A, A 144A 3.500%, 12/20/28(3)	635	631

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES—continued
Westlake Automobile Receivables Trust
14-1A, C 144A 1.700%, 11/15/19(3)	$395	$395
15-1A, B 144A 1.680%, 11/16/20(3)	723	723
16-2A C, 144A 2.830%, 5/17/21(3)	1,030	1,034
TOTAL ASSET-BACKED SECURITIES (Identified Cost $79,430)		79,879

CORPORATE BONDS AND NOTES—19.7%

Consumer Discretionary—2.1%
Alibaba Group Holding Ltd. 2.500%, 11/28/19	600	607
Brookfield Residential Properties, Inc. 144A 6.500%, 12/15/20(3)	190	191
CCO Holdings LLC
5.250%, 3/15/21	135	140
144A 5.500%, 5/1/26(3)	520	529
Cequel Communications Holdings I LLC (Cequel Capital Corp.)
144A 5.125%, 12/15/21(3)	105	101
144A 5.125%, 12/15/21(3)	250	239
Delphi Automotive plc 3.150%, 11/19/20	540	556
Hanesbrands, Inc.
144A 4.625%, 5/15/24(3)	135	136
144A 4.875%, 5/15/26(3)	185	187
Hyundai Capital America
RegS 1.450%, 2/6/17(4)	335	335
144A 1.450%, 2/6/17(3)	170	170
144A 2.125%, 10/2/17(3)	60	60
144A 3.000%, 10/30/20(3)	325	336
144A 2.450%, 6/15/21(3)	355	357
M/I Homes, Inc. 6.750%, 1/15/21	325	325
Marriott International, Inc. Series N, 3.125%, 10/15/21	290	301
MGM Growth Properties Operating Partnership LP 144A 5.625%, 5/1/24(3)	100	106
Newell Rubbermaid, Inc.
3.850%, 4/1/23	75	80
4.200%, 4/1/26	100	108
QVC, Inc. 3.125%, 4/1/19	990	1,016
Time Warner Cable, Inc. 6.750%, 7/1/18	215	236

	PAR VALUE	VALUE
Consumer Discretionary—continued
Toll Brothers Finance Corp.
5.625%, 1/15/24	$25	$26
4.875%, 11/15/25	745	739
Tri Pointe Group, Inc.
4.375%, 6/15/19	295	298
4.875%, 7/1/21	400	401
Wyndham Worldwide Corp. 2.500%, 3/1/18	40	40

		7,620

Consumer Staples—0.6%
Anheuser-Busch Inbev Finance, Inc.
1.900%, 2/1/19	180	183
2.650%, 2/1/21	540	560
CVS Health Corp.
2.800%, 7/20/20	540	563
2.125%, 6/1/21	105	106
Kraft Heinz Foods Co.
144A 2.800%, 7/2/20(3)	85	88
144A 3.500%, 7/15/22(3)	90	96
Whole Foods Market, Inc. 144A 5.200%, 12/3/25(3)	615	663

		2,259

Energy—0.9%
Anadarko Petroleum Corp. 4.850%, 3/15/21	170	181
Antero Resources Corp. 5.625%, 6/1/23	215	210
Cimarex Energy Co. 4.375%, 6/1/24	490	513
Concho Resources, Inc. 5.500%, 4/1/23	45	45
Enbridge Energy Partners LP 4.375%, 10/15/20	90	92
Energy Transfer Partners LP 5.200%, 2/1/22	130	137
Kinder Morgan, Inc. 144A 5.625%, 11/15/23(3)	85	91
MPLX LP 144A 5.500%, 2/15/23(3)	290	295
NGL Energy Partners LP (NGL Energy Finance Corp.) 5.125%, 7/15/19	365	334
Occidental Petroleum Corp.
2.600%, 4/15/22	55	56
3.400%, 4/15/26	45	47
Regency Energy Partners LP 5.000%, 10/1/22	215	221
Sabine Pass Liquefaction LLC 6.250%, 3/15/22	340	350
Sinopec Capital Ltd. 144A 1.875%, 4/24/18(3)	250	251
Sunoco LP (Sunoco Finance Corp.) 144A 6.375%, 4/1/23(3)	400	399

		3,222

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—8.7%
Air Lease Corp. 2.625%, 9/4/18	$550	$550
Ally Financial, Inc.
4.250%, 4/15/21	330	330
5.750%, 11/20/25	330	332
American Campus Communities LP 3.350%, 10/1/20	70	73
Ares Capital Corp.
4.875%, 11/30/18	62	65
3.875%, 1/15/20	173	179
Aviation Capital Group Corp.
144A 3.875%, 9/27/16(3)	230	231
144A 2.875%, 9/17/18(3)	115	114
2.875%, 9/17/18	220	218
Bangkok Bank PCL 144A 2.750%, 3/27/18(3)	250	254
Bank of America Corp.
5.490%, 3/15/19	66	71
2.650%, 4/1/19	350	359
4.450%, 3/3/26	475	497
Bank of India 144A 3.250%, 4/18/18(3)	300	306
Bank of New York Mellon Corp. (The)
2.200%, 3/4/19	230	235
2.050%, 5/3/21	860	874
Barclays Bank plc 144A 6.050%, 12/4/17(3)	100	105
BBVA Banco Continental S.A. RegS 5.000%, 8/26/22(4)	520	567
Berkshire Hathaway, Inc.
2.200%, 3/15/21	35	36
2.750%, 3/15/23	90	93
Blackstone Holdings Finance Co. LLC 144A 6.625%, 8/15/19(3)	200	229
Brixmor Operating Partnership LP 3.875%, 8/15/22	140	144
Capital One Financial Corp. 6.150%, 9/1/16	625	630
Citigroup, Inc.
4.600%, 3/9/26	630	666
6.250%, 12/29/49(2)	660	681
Corp Andina de Fomento 2.000%, 5/10/19	455	460
Corporate Office Properties LP 3.700%, 6/15/21	220	222
Corrections Corp. of America 5.000%, 10/15/22	390	407
Developers Diversified Realty Corp. 7.875%, 9/1/20	570	688
Digital Realty Trust LP
3.400%, 10/1/20	325	338
3.950%, 7/1/22	195	204

	PAR VALUE	VALUE
Financials—continued
DuPont Fabros Technology LP 5.875%, 9/15/21	$235	$247
Fifth Third Bancorp 4.500%, 6/1/18	150	158
First Horizon National Corp. 3.500%, 12/15/20	440	445
First Tennessee Bank N.A. 2.950%, 12/1/19	250	251
Ford Motor Credit Co. LLC 5.750%, 2/1/21	400	455
FS Investment Corp.
4.250%, 1/15/20	300	307
4.750%, 5/15/22	185	189
General Motors Financial Co., Inc.
3.700%, 11/24/20	670	689
4.200%, 3/1/21	405	424
3.200%, 7/6/21	975	979
Goldman Sachs Group, Inc. (The) 4.250%, 10/21/25	320	331
Guanay Finance Ltd. 144A 6.000%, 12/15/20(3)	708	703
HCP, Inc. 3.750%, 2/1/19	225	233
Healthcare Trust of America Holdings LP 3.375%, 7/15/21	135	139
HSBC Holdings PLC 2.950%, 5/25/21	860	869
Huntington Bancshares, Inc. 7.000%, 12/15/20	245	287
Hutchison Whampoa International Ltd. Series 12 144A 6.000%(2)(3)(5)(6)	280	288
ICAHN Enterprises LP (ICAHN Enterprises Finance Corp.)
3.500%, 3/15/17	15	15
5.875%, 2/1/22	200	189
Industrial & Commercial Bank of China Ltd. 3.231%, 11/13/19	250	260
iStar Financial, Inc. 5.000%, 7/1/19	375	352
Jefferies Group LLC 5.125%, 4/13/18	150	157
JPMorgan Chase & Co.
6.125%, 6/27/17	200	209
2.250%, 1/23/20	540	547
KeyCorp. 5.100%, 3/24/21	185	208
Kimco Realty Corp. 3.400%, 11/1/22	550	577
Korea Development Bank 3.875%, 5/4/17	250	256
Lazard Group LLC 4.250%, 11/14/20	350	373
Lincoln National Corp.
8.750%, 7/1/19	225	266
4.200%, 3/15/22	470	504
6.050%, 4/20/67(2)(5)	75	50

	PAR VALUE	VALUE
Financials—continued
Macquarie Group Ltd. 144A 3.000%, 12/3/18(3)	$75	$77
McGraw Hill Financial, Inc. 3.300%, 8/14/20	519	543
Metropolitan Life Global Funding I 144A 2.500%, 12/3/20(3)	650	669
Mizuho Corporate Bank Ltd. 144A 1.850%, 3/21/18(3)	200	201
Morgan Stanley 4.350%, 9/8/26	1,660	1,737
MPT Operating Partnership LP (MPT Finance Corp.) 6.375%, 2/15/22	45	47
MUFG Union Bank NA 2.625%, 9/26/18	300	307
New York Life Global Funding 144A 1.950%, 2/11/20(3)	70	71
PNC Funding Corp. 5.625%, 2/1/17	10	10
Prudential Financial, Inc. 8.875%, 6/15/38(2)(5)	100	110
Santander Holdings USA, Inc.
2.700%, 5/24/19	265	266
2.650%, 4/17/20	575	568
SBA Telecommunications LLC (Tower Trust)
144A 2.933%, 12/15/17(3)	155	155
144A 3.156%, 10/15/20(3)	750	760
144A 2.877%, 7/15/21(3)	800	809
Select Income REIT 4.150%, 2/1/22	580	583
Senior Housing Properties Trust 3.250%, 5/1/19	125	126
State Street Corp. 4.956%, 3/15/18(5)	525	550
TIAA Asset Management Finance Co. LLC 144A 2.950%, 11/1/19(3)	430	440
Toronto-Dominion Bank (The) 2.125%, 4/7/21	700	712
Ventas Realty LP (Ventas Capital Corp.)
4.000%, 4/30/19	505	532
2.700%, 4/1/20	152	155
Voya Financial, Inc. 2.900%, 2/15/18	267	272
Wells Fargo & Co. 5.125%, 9/15/16	100	101
West Europe Finance LLC 144A 3.250%, 10/5/20(3)	535	557
Willis North America, Inc. 6.200%, 3/28/17	40	41
XLIT Ltd. Series E, 2.300%, 12/15/18	135	136

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—continued
Zions Bancorp 4.500%, 3/27/17	$225	$228

		31,878

Health Care—1.7%
AbbVie, Inc.
2.500%, 5/14/20	370	379
2.300%, 5/14/21	495	501
3.200%, 11/6/22	45	47
2.850%, 5/14/23	495	500
Actavis Capital S.a.r.l. (Actavis Funding) 3.000%, 3/12/20	85	88
Actavis Capital S.a.r.l. (Actavis Funding) 3.450%, 3/15/22	90	93
Aetna Inc. 2.400%, 6/15/21	1,010	1,032
Community Health Systems, Inc. 5.125%, 8/1/21	65	65
Forest Laboratories, Inc. 144A 4.375%, 2/1/19(3)	205	216
Fresenius U.S. Finance II, Inc. 144A 4.500%, 1/15/23(3)	95	98
HCA, Inc.
3.750%, 3/15/19	200	207
6.500%, 2/15/20	325	360
LifePoint Health, Inc. 144A 5.375%, 5/1/24(3)	150	151
Mylan NV
144A 3.000%, 12/15/18(3)	195	200
144A 3.150%, 6/15/21(3)	230	234
Owens & Minor, Inc. 3.875%, 9/15/21	65	67
Quintiles Transnational Corp. 144A 4.875%, 5/15/23(3)	65	66
Tenet Healthcare Corp.
4.153%, 6/15/20(2)	440	437
6.000%, 10/1/20	80	85
Universal Health Services, Inc. 144A 4.750%, 8/1/22(3)	260	264
Valeant Pharmaceuticals International, Inc. 144A 5.375%, 3/15/20(3)	170	146
Zimmer Biomet Holdings, Inc.
2.700%, 4/1/20	305	309
3.150%, 4/1/22	530	543
Zoetis, Inc. 3.450%, 11/13/20	165	170

		6,258

Industrials—2.3%
ADT Corp. (The) 6.250%, 10/15/21	435	467

	PAR VALUE	VALUE
Industrials—continued
America West Airlines Pass-Through-Trust 01-1, G 7.100%, 4/2/21	$611	$654
BAE Systems Holdings, Inc. 144A 2.850%, 12/15/20(3)	200	204
Bombardier, Inc. 144A 4.750%, 4/15/19(3)	215	206
British Airways Pass-Through-Trust 13-1, B 144A 5.625%, 6/20/20(3)	280	292
Continental Airlines Pass-Through-Trust
99-1, A 6.545%, 2/2/19	141	151
01-1, A1 6.703%, 6/15/21	445	468
Delta Air Lines Pass-Through-Trust 12-1, A 4.750%, 5/7/20	611	648
Lockheed Martin Corp. 1.850%, 11/23/18	125	127
Masco Corp. 5.950%, 3/15/22	295	330
Penske Truck Leasing Co. LP
RegS 2.500%, 6/15/19(4)	150	151
144A 3.375%, 2/1/22(3)	205	209
Standard Industries, Inc. 144A 5.125%, 2/15/21(3)	30	31
Textron, Inc. 4.625%, 9/21/16	635	638
UAL Pass-Through-Trust 07-01, A 6.636%, 7/2/22	2,349	2,490
Virgin Australia Trust 13-1A 144A 5.000%, 10/23/23(3)	1,207	1,246

		8,312

Information Technology—1.0%
Apple, Inc.
2.250%, 2/23/21	400	412
2.850%, 2/23/23	175	184
Diamond 1 Finance Corp/ Diamond 2 Finance Corp.
144A 3.480%, 6/1/19(3)	45	46
144A 4.420%, 6/15/21(3)	145	149
Diamond 1 Finance Corp/ Diamond 2 Finance Corp.
144A 5.875%, 6/15/21(3)	80	82
144A 5.450%, 6/15/23(3)	115	119
Dun & Bradstreet Corp. (The)
3.250%, 12/1/17	65	65
4.000%, 6/15/20	135	140
Electronic Arts, Inc. 3.700%, 3/1/21	120	126

	PAR VALUE	VALUE
Information Technology—continued
Fidelity National Information Services, Inc. 3.625%, 10/15/20	$190	$201
First Data Corp. 144A 5.000%, 1/15/24(3)	785	790
Hewlett Packard Enterprise Co.
144A 2.850%, 10/5/18(3)	325	333
144A 3.600%, 10/15/20(3)	60	63
LAM Research Corp. 2.800%, 6/15/21	45	46
NXP BV (NXP Funding LLC) 144A 4.125%, 6/1/21(3)	425	432
Oracle Corp.
1.900%, 9/15/21	175	176
2.400%, 9/15/23	220	221
Western Digital Corp. 144A 7.375%, 4/1/23(3)	100	107

		3,692

Materials—0.5%
Airgas, Inc. 3.050%, 8/1/20	28	29
Ardagh Packaging Finance PLC (Ardagh Holdings USA, Inc.) 144A 4.625%, 5/15/23(3)	360	355
CRH America, Inc. 8.125%, 7/15/18	100	112
Methanex Corp. 3.250%, 12/15/19	155	151
OCP SA 144A 5.625%, 4/25/24(3)	790	837
Packaging Corp. of America 3.900%, 6/15/22	185	196

		1,680

Telecommunication Services—1.5%
Altice Financing S.A. 144A 6.625%, 2/15/23(3)	660	650
AT&T, Inc.
2.800%, 2/17/21	1,065	1,093
3.000%, 6/30/22	195	200
CenturyLink, Inc.
Series V 5.625%, 4/1/20	181	188
Series Y 7.500%, 4/1/24	470	476
Crown Castle Towers LLC 144A 4.883%, 8/15/20(3)	765	834
Frontier Communications Corp.
6.250%, 9/15/21	400	379
10.500%, 9/15/22	65	69
Sprint Communications, Inc. 6.000%, 12/1/16	115	116
Sprint Corp. 7.250%, 9/15/21	235	202

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Telecommunication Services—continued
Telefonica Emisiones SAU 3.192%, 4/27/18	$195	$200
Verizon Communications, Inc.
3.650%, 9/14/18	310	326
2.550%, 6/17/19	115	119
4.600%, 4/1/21	70	78
West Corp. 144A 4.750%, 7/15/21(3)	405	404

		5,334

Utilities—0.4%
AmeriGas Partners LP 7.000%, 5/20/22	250	265
Exelon Corp. 2.850%, 6/15/20	805	830
Korea Western Power Co., Ltd. 144A 3.125%, 5/10/17(3)	200	203
State Grid Overseas Investment Ltd. 144A 2.750%, 5/7/19(3)	330	340

		1,638
TOTAL CORPORATE BONDS AND NOTES
(Identified Cost $70,894)		71,893
LOAN AGREEMENTS(2)—4.1%

Consumer Discretionary—1.1%
Allison Transmission Tranche B-3, 3.500%, 8/23/19	177	177
Altice U.S. Finance I Corp. 4.250%, 12/14/22	311	310
Aristocrat Leisure Ltd. 4.750%, 10/20/21	263	264
Boyd Gaming Corp. Tranche B, 4.000%, 8/14/20	154	154
CCO Safari LLC Tranche F, 3.000%, 1/3/21	120	120
Charter Communications LLC
3.250%, 8/24/21	83	83
3.500%, 1/24/23	159	159
CSC Holdings, Inc. 5.000%, 10/9/22	282	283
Hilton Worldwide Finance LLC 3.500%, 10/26/20	753	755
Las Vegas Sands LLC Tranche B, 3.250%, 12/19/20	332	332
Libbey Glass, Inc. 3.750%, 4/9/21	147	147
MGM Growth Properties 4.000%, 4/25/23	284	285
PetSmart, Inc. Tranche B-1, 4.250%, 3/11/22	309	308
Six Flags Theme Parks, Inc. Tranche B, 4.083%, 6/30/22	122	122

	PAR VALUE	VALUE
Consumer Discretionary—continued
Station Casinos LLC 3.750%, 6/8/23	$298	$297

		3,796

Consumer Staples—0.8%
Albertson’s LLC Tranche B-5, 0.000%, 12/21/22(7)	334	334
Albertsons LLC Trance B-4 4.500%, 8/25/21	202	202
ARAMARK Corp.
Tranche E, 3.250%, 9/7/19	466	467
Tranche F, 3.250%, 2/24/21	857	858
Charger OpCo B.V. (Oak Tea, Inc.) Tranche B-1, 4.250%, 7/2/22	48	49
Coty, Inc. Tranche B, 3.750%, 10/27/22	65	65
Dell International Inc. 0.000%, 6/2/23(7)	600	599
Galleria Co. Tranche B, 3.750%, 1/26/23	130	130
Kronos Acquisition Intermediate, Inc. (KIK Custom Products, Inc.) First Lien, 4.500%, 10/30/19	292	291
Pinnacle Foods Corp. Finance LLC Tranche I 3.750%, 1/13/23	52	52

		3,047

Energy—0.1%
MEG Energy Corp. 3.750%, 3/31/20	309	273
Paragon Offshore Finance Co. 5.250%, 7/16/21	137	37

		310

Financials—0.1%
Delos Finance S.a.r.l. 3.500%, 3/6/21	208	208

Health Care—0.4%
Community Health Systems, Inc. (CHS) Tranche F, 3.920%, 12/31/18	291	289
DaVita HealthCare Partners, Inc. Tranche B, 3.500%, 6/24/21	99	99
Endo Luxembourg Finance Co. S.a.r.l. Tranche B, 3.750%, 9/26/22	131	130
Envision Healthcare Corp. (F/K/A Emergency Medical Services Corp.) 4.250%, 5/25/18	97	98
IMS Health, Inc. Tranche B, 3.500%, 3/17/21	72	72

	PAR VALUE	VALUE
Health Care—continued
Quintiles Transnational Corp. Tranche B, 3.250%, 5/12/22	$44	$44
RPI Finance Trust Tranche B-4, 3.500%, 11/9/20	540	540
Team Health Inc. 3.750%, 11/23/22	193	193
Valeant Pharmaceuticals International, Inc. Series D-2, Tranche B, 4.500%, 2/13/19	137	134

		1,599

Industrials—0.5%
American Airlines, Inc. 3.500%, 4/28/23	660	654
AWAS Finance Luxembourg S.A. 3.500%, 7/16/18	99	100
McGraw-Hill Global Education Holdings LLC Tranche B, 5.000%, 5/4/22	302	302
Nortek, Inc. Incremental-1, 3.500%, 10/30/20	276	274
TransDigm, Inc.
Tranche D, 3.750%, 6/4/21	66	65
Tranche E, 3.750%, 5/16/22	79	78
3.750%, 6/9/23	138	137
United Airlines, Inc. (f/k/a Continental Airlines, Inc.) Tranche B-1, 3.500%, 9/15/21	72	72
Waste Industries USA, Inc. 4.250%, 2/27/20	187	187

		1,869

Information Technology—0.2%
Lockheed Martin 2.750%, 6/9/23	259	259
NXP BV (NXP Funding LLC) Tranche B, 3.750%, 12/7/20	250	251
SS&C Technologies Holdings Europe S.a.r.l.
Tranche A-1, 3.210%, 7/8/20	18	18
Tranche A-2, 3.210%, 7/8/20	28	28
Tranche B-1, 4.000%, 7/8/22	109	109
Tranche B-2, 4.000%, 7/8/22	15	15

		680

Materials—0.3%
Huntsman International LLC 4.250%, 4/1/23	178	178

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Materials—continued
INEOS U.S. Finance LLC Tranche 2022, 4.250%, 3/31/22	$25		$24
Owens-Illinois Tranche B, 3.500%, 9/1/22	841		841
PolyOne Corp. 3.500%, 11/11/22	114		114

			1,157

Telecommunication Services—0.1%
Level 3 Financing, Inc.
Tranche B, 2020 4.000%, 1/15/20	127		127
Tranche B-II, 3.500%, 5/31/22	93		93
T-Mobile USA, Inc. Senior Lien 3.500%, 11/9/22	255		256

			476

Utilities—0.5%
Calpine Corp. 3.640%, 5/31/23	675		669
NRG Energy, Inc. 2.750%, 6/14/23	1,006		1,000

			1,669
TOTAL LOAN AGREEMENTS (Identified Cost $14,920)			14,811

	SHARES
PREFERRED STOCKS—0.3%

Financials—0.3%
Bank of New York Mellon Corp. (The) Series E, 4.950%(2)	390	(8)	391

	SHARES		VALUE
JPMorgan Chase & Co. Series V, 5.000%(2)	80	(8)	$77
JPMorgan Chase & Co. Series Z, 5.300%(2)	50	(8)	50
Wells Fargo & Co. Series K, 7.980%(2)	325	(8)	340
XLIT Ltd. Series E, 6.50%(2)	330	(8)	229
TOTAL PREFERRED STOCKS (Identified Cost $1,188)			1,087

EXCHANGE-TRADED FUND—2.0%
iShares iBoxx $ Investment Grade Corporate Bond Fund(9)	59,529		7,306
TOTAL EXCHANGE-TRADED FUND (Identified Cost $7,163)			7,306
TOTAL LONG TERM INVESTMENTS—97.6%
(Identified Cost $352,372)			355,442

SHORT-TERM INVESTMENT—0.9%

Money Market Mutual Fund—0.9%
JPMorgan Prime Money Market Fund – Institutional Shares (seven-day effective yield 0.380%)(9)	3,234,017		3,234
TOTAL SHORT-TERM INVESTMENT (Identified Cost $3,234)			3,234
TOTAL INVESTMENTS—98.5% (Identified Cost $355,606)			358,676	(1)
Other assets and liabilities, net—1.5%			5,608

NET ASSETS—100.0%			$364,284

Abbreviations:

FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).
GNMA	Government National Mortgage Association (“Ginnie Mae”)
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2016, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2016.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, these securities amounted to a value of $121,038 or 33.2% of net assets.
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	Interest payments may be deferred.
(6)	No contractual maturity date.
(7)	This loan will settle after June 30, 2016, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date will be reflected.
(8)	Value shown as par value.
(9)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2016	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Asset-Backed Securities	$79,879	$—	$79,879
Corporate Bonds And Notes	71,893	—	71,893
Foreign Government Securities	1,527	—	1,527
Loan Agreements	14,811	—	14,811
Mortgage-Backed Securities	150,248	—	150,248
Municipal Bonds	204	—	204
U.S. Government Securities	28,487	—	28,487
Equity Securities:
Exchange-Traded Fund	7,306	7,306	—
Preferred Stocks	1,087	—	1,087
Short-Term Investment	3,234	3,234	—

Total Investments	$358,676	$10,540	$348,136

There are no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2016.

Security abbreviation definitions are located under the Key Investment Terms starting on page 3.

See Notes to Financial Statements

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
MUNICIPAL BONDS(3)—97.4%

Alabama—2.8%
Jefferson County School Warrant Revenue, 5.250%, 1/1/17	$4,000	$4,021
Pell City Special Care Facilities Financing Authority, Noland Health Services Revenue,
4.000%, 12/1/25	500	541
5.000%, 12/1/25	1,000	1,155

		5,717

Arizona—2.7%
Arizona State Health Facilities Authority, Scottsdale Lincoln Hospital Revenue, 5.000%, 12/1/24	565	715
Mesa, City of, Excise Tax Revenue 5.000%, 7/1/27	500	521
Northern Arizona University, Stimulus Plan for Economic and Educational Development Revenue,
5.000%, 8/1/24	1,115	1,358
5.000%, 8/1/25	2,290	2,788

		5,382

Arkansas—0.3%
University of Arkansas, Facility Revenue, 5.000%, 11/1/33	505	641

California—6.1%
California Health Facilities Financing Authority, Sutter Health Revenue, 5.000%, 11/15/30	600	763
California Municipal Finance Authority,
Bowles Hall Foundation Revenue, 4.000%, 6/1/21	100	109
Bowles Hall Foundation Revenue, 4.500%, 6/1/23	225	256
Bowles Hall Foundation Revenue, 4.500%, 6/1/24	150	172
Community Medical Centers Revenue, 5.000%, 2/1/27	400	485
California, State of, General Obligation,
5.000%, 10/1/23	150	150
5.000%, 2/1/24	1,500	1,851
California, State of, Public Works Board, Judicial Council Projects Revenue, 5.000%, 3/1/27	500	607

	PAR VALUE	VALUE
California—continued
Garden Grove Agency Community Development Successor Agency, Tax Allocation Revenue (BAM Insured), 5.000%, 10/1/30	$1,000	$1,254
Metropolitan Water District of Southern California Revenue, 3.000%, 10/1/19(2)	2,000	2,114
Oakland Unified School District, General Obligation,
5.000%, 8/1/29	1,000	1,232
5.000%, 8/1/30	500	613
San Diego Public Facilities Financing Authority Sewer Revenue, 5.000%, 5/15/32	2,000	2,569
Temecula Valley Unified School District Financing Authority, Special Tax Revenue (BAM Insured), 5.000%, 9/1/25	175	218

		12,393

Colorado—5.4%
Colorado State Health Facilities Authority, Catholic Health Initiatives Revenue, 6.250%, 10/1/33	650	727
E-470 Public Highway Authority Revenue,
5.000%, 9/1/20	340	392
(NATL Insured), 0.000%, 9/1/29	665	356
Public Authority For Colorado Energy, Natural Gas Purchase Revenue,
6.125%, 11/15/23	2,135	2,667
6.250%, 11/15/28	2,250	3,020
University of Colorado, Enterprise Revenue
5.000%, 6/1/19	625	700
(Pre-refunded 6/1/19 @100), 5.625%, 6/1/22	1,650	1,881
(Pre-refunded 6/1/21 @100) 5.000%, 6/1/24	1,000	1,192

		10,935

Connecticut—0.9%
Connecticut State Health & Educational Facility Authority, Hartford Healthcare Revenue, 5.000%, 7/1/25	1,500	1,839

	PAR VALUE	VALUE
District of Columbia—2.7%
Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Second Lien, (AGC Insured) 0.000%, 10/1/41(2)	$4,000	$5,468

Florida—5.4%
Brevard County Health Facilities Authority, Health First Revenue, 5.000%, 4/1/21	115	134
(Pre-refunded 4/1/19 @100) 7.000%, 4/1/39	1,050	1,228
Broward County School District, Certificates of Participation 5.000%, 7/1/32	300	374
Lee County Transportation Facilities Revenue, (AGM Insured) 5.000%, 10/1/19	400	453
Miami Beach Redevelopment Agency, Tax Increment Revenue, 5.000%, 2/1/32	300	362
Miami Beach, City of, Stormwater Revenue, 5.250%, 9/1/23	1,265	1,515
Miami-Dade County Aviation Revenue, 5.000%, 10/1/24	2,425	2,912
Miami-Dade County Educational Facilities Authority, University of Miami Revenue, (Pre-refunded 4/1/25 @100) 5.000%, 4/1/30	200	248
Miami-Dade County School Board, Certifiicates of Participation 5.000%, 2/1/34	1,700	2,096
South Florida Water Management District, Certificates of Participation, 5.000%, 10/1/35	750	924
Tallahassee, City of, Health Facilities Revenue, Tallahassee Memorial Healthcare 5.000%, 12/1/36	480	562

		10,808

Georgia—2.9%
Athens-Clarke County Unified Government, Water and Sewer Revenue (Pre-refunded 1/1/19 @100) 5.625%, 1/1/28	1,500	1,682
Atlanta Water & Wastewater Revenue, 5.000%, 11/1/31	650	814

See Notes to Financial Statements

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Georgia—continued
DeKalb County Water & Sewer Revenue, 5.250%, 10/1/26	$2,750	$3,320

		5,816

Idaho—0.8%
Idaho Housing & Finance Association, Federal Highway Grant Anticipation Revenue, 4.500%, 7/15/29	1,500	1,687

Illinois—9.2%
Chicago O’Hare International Airport, Customer Facilities Charge Revenue, Senior Lien, 5.000%, 1/1/21	1,250	1,422
Passenger Facilities Charge Revenue, 5.000%, 1/1/20	750	850
Chicago Park District, General Obligation (NATL Insured), 5.000%, 1/1/31	660	661
Chicago, City of,
Sales Tax Revenue, 5.000%, 1/1/21	750	846
Wastewater Transmission Revenue, Second Lien, 5.000%, 1/1/22	1,010	1,167
Waterworks Revenue, Second Lien, 5.000%, 11/1/22	500	585
Waterworks Revenue, Second Lien, 5.000%, 11/1/30	500	604
Illinois Finance Authority,
KishHealth System Revenue (Escrowed to Maturity), 4.750%, 10/1/18	700	761
Rush University Medical Center Revenue (Pre-refunded 11/1/18 @100), 7.250%, 11/1/38	1,220	1,406
Rush University Medical Center Revenue, 5.000%, 11/15/21	250	298
Illinois State Toll Highway Authority,
Toll Highway Revenue Senior Lien, 5.000%, 1/1/32	1,000	1,254
Toll Highway Revenue, Senior Lien (AGM Insured) (Pre-refunded 7/1/16 @100), 5.000%, 1/1/21	3,050	3,050
Illinois, State of, General Obligation,
5.000%, 4/1/22	815	907
5.000%, 2/1/26	1,490	1,666

	PAR VALUE	VALUE
Illinois—continued
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project Revenue (AGM Insured), 0.000%, 6/15/26	$1,000	$746
University of Illinois, Auxiliary Facilities System Revenue,
5.500%, 4/1/31	1,540	1,766
5.125%, 4/1/36	500	553

		18,542

Indiana—2.6%
Indiana Finance Authority, Indiana University Health Center Revenue, 5.000%, 12/1/22	800	977
Indiana University Revenue, (Pre-refunded 6/1/19 @100), 5.250%, 6/1/23	1,320	1,490
Indianapolis Local Public Improvements Bond Bank Revenue, 5.000%, 6/1/19	2,500	2,788

		5,255

Iowa—1.3%
Iowa, State of, Prison Infrastructure Funding Revenue, 5.000%, 6/15/27	2,250	2,602

Louisiana—0.6%
New Orleans Sewerage Service Revenue,
5.000%, 6/1/19	500	555
5.000%, 6/1/20	550	629

		1,184

Maine—1.3%
Portland, City of, General Airport Revenue,
5.000%, 7/1/26	1,000	1,146
5.000%, 7/1/29	580	658
5.000%, 7/1/30	770	866

		2,670

Maryland—5.3%
Baltimore Convention Center, Hotel Revenue Senior Lien, (XLCA Insured),
5.250%, 9/1/22	400	403
5.250%, 9/1/23	1,500	1,509
Maryland Economic Development Corp., Exelon Generation Co. Revenue, 2.550%, 6/1/20(2)	500	511

	PAR VALUE	VALUE
Maryland—continued
Maryland Health & Higher Educational Facilities Authority,
Anne Arundel Health System Revenue, 5.000%, 7/1/32	250	276
Anne Arundel Health System Revenue, (Pre-refunded 7/1/19 @100), 6.750%, 7/1/29	2,015	2,371
Medstar Health, Inc. Revenue, 5.000%, 8/15/26	800	997
Maryland, State of, General Obligation, 4.500%, 8/1/21	3,945	4,639

		10,706

Massachusetts—1.2%
Massachusetts Bay Transportation Authority, Assessment Revenue, 5.000%, 7/1/22	1,000	1,227
Massachusetts Water Pollution Abatement Trust, State Revolving Fund Revenue, 5.000%, 8/1/19	1,000	1,131

		2,358

Michigan—1.7%
Michigan Finance Authority, Beaumont Health Credit Group Revenue, 5.000%, 8/1/27	1,250	1,536
Michigan State Building Authority, Facilities Program Lease Revenue, 5.000%, 4/15/25	500	634
Michigan, State of, Federal Highway Grant Anticipation Revenue, (AGM Insured), 5.250%, 9/15/19	1,015	1,066
Royal Oak Hospital Finance Authority, William Beaumont Hospital Revenue, 5.000%, 9/1/19	200	224

		3,460

Missouri—3.9%
Metropolitan St. Louis Sewer District, Wastewater Revenue (Pre-refunded 5/1/17 @100), 5.750%, 5/1/38	2,000	2,085
Missouri Highway & Transportation Commission, First Lien State Road Revenue, 5.000%, 5/1/20	5,000	5,786

		7,871

See Notes to Financial Statements

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Nebraska—0.6%
University of Nebraska—Lincoln, Student Fee Revenue, 5.000%, 7/1/22	$1,000	$1,104

New Jersey—3.3%
Camden County Improvement Authority Healthcare Redevelopment Project, Cooper Health System Revenue, 5.000%, 2/15/22	950	1,123
New Jersey Economic Development Authority, Cigarette Tax Revenue (AGM Insured), 5.000%, 6/15/22	3,000	3,504
New Jersey Housing & Mortgage Finance Agency, Mortgage Revenue, 4.375%, 4/1/28	1,915	2,075

		6,702

New York—9.9%
Buffalo & Erie County Industrial Land Development Corp., Catholic Health System Revenue, 5.000%, 7/1/23	550	668
Metropolitan Transportation Authority, 6.250%, 11/15/23	630	712
(Pre-refunded 11/15/18 @100), 6.250%, 11/15/23	2,510	2,835
New York City General Obligation, 6.250%, 10/15/28	40	45
(Pre-refunded 10/15/18 @ 100), 6.250%, 10/15/28	960	1,080
New York City Industrial Development Agency, JFK International Airport Project, American Airlines Special Facility Revenue, 2.000%, 8/3/16(2)	250	250
New York City Industrial Development Agency, Queens Baseball Stadium Project Revenue,
(AGC Insured), 6.125%, 1/1/29	500	558
(AMBAC Insured), 5.000%, 1/1/20	900	920
(AMBAC Insured), 5.000%, 1/1/31	470	479
New York City Municipal Water Finance Authority, Water & Sewer System Revenue, 5.750%, 6/15/40	3,530	3,876

	PAR VALUE	VALUE
New York—continued
(Pre-refunded 6/15/18 @100), 5.500%, 6/15/21	$500	$548
(Pre-refunded 6/15/18 @100), 5.500%, 6/15/22	1,000	1,094
(Pre-refunded 6/15/18 @100), 5.625%, 6/15/24	1,050	1,152
(Pre-refunded 6/15/18 @100), 5.750%, 6/15/40	1,060	1,165
New York Municipal Bond Bank Agency, Special School Purpose Revenue, 5.000%, 12/1/20	1,995	2,336
New York State Dormitory Authority,
New York University Hospitals Center Revenue, 5.000%, 7/1/33	150	187
Orange Regional Medical Center Revenue, 5.000%, 12/1/23(4)	300	352
New York Transportation Development Corp., Transportation Development Revenue, 5.000%, 8/1/26	250	276
Triborough Bridge & Tunnel Authority, Toll Revenue Surbordinate Lien, 5.000%, 11/15/23	750	930
Utility Debt Securitization Authority Restructuring Charge, Electric Revenue, 5.000%, 6/15/26	500	631

		20,094

North Dakota—0.7%
Barnes County North Public School District Building Authority, Lease Revenue, 4.250%, 5/1/27	1,330	1,413

Ohio—2.3%
New Albany Community Authority, Community Facilities Revenue 5.000%, 10/1/24	1,250	1,508
Ohio State Juvenile Correction Facilities Project, Lease Revenue,
5.000%, 10/1/20	465	542
5.000%, 10/1/21	1,080	1,292
5.000%, 10/1/22	1,135	1,388

		4,730

	PAR VALUE	VALUE
Oklahoma—0.7%
Oklahoma State Turnpike Authority, Turnpike Revenue, Second Senior Lien, 5.000%, 1/1/29	$1,250	$1,451

Oregon—0.8%
Oregon Facilities Authority, University of Portland Revenue, 5.000%, 4/1/30	240	293
Oregon, State of, General Obligation 5.000%, 5/1/33	1,095	1,410

		1,703

Pennsylvania—3.6%
Butler County Hospital Authority, Butler Health System Revenue, 5.000%, 7/1/30	250	300
Pennsylvania Turnpike Commission Authority, Turnpike Revenue Surbordinate Lien,
5.250%, 12/1/31	2,000	2,362
6.000%, 12/1/34(2)	1,500	1,796
0.000%, 12/1/38(2)	2,000	2,527
(Pre-refunded 12/01/20 @100), 6.000%, 12/1/34(2)	250	304

		7,289

South Carolina—0.8%
Dorchester County, Waterworks & Sewer Revenue, 5.000%, 10/1/28	1,020	1,239
South Carolina Association of Governmental Organizations Educational Facilities Corp., for Pickens School District Lease Revenue, 5.000%, 12/1/24	250	311

		1,550

Tennessee—1.1%
Chattanooga-Hamilton County Hospital Authority, Erlanger Health System Revenue, 5.000%, 10/1/26	1,000	1,216
Tennessee Housing Development Agency, Residential Finance Program Revenue,
2.050%, 7/1/20	675	688
2.300%, 1/1/21	395	406

		2,310

See Notes to Financial Statements

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Texas—12.4%
Dallas Independent School District General Obligation, (PSF Guaranteed) (Pre-refunded 2/15/18 @100), 5.250%, 2/15/30	$1,850	$1,985
Forney Independent School District, General Obligation,
(PSF Guaranteed) (Pre-refunded 8/15/18 @100), 5.750%, 8/15/33	750	830
(PSF Guaranteed) (Pre-refunded 8/15/18 @100), 6.000%, 8/15/37	2,000	2,223
Harris County Health Facilities Development Corp., Memorial Hermann Healthcare System, (Pre-refunded 12/1/18 @100), 7.250%, 12/1/35	2,525	2,916
Hidalgo County Drain District No 1, General Obligation, 5.000%, 9/1/28	1,000	1,256
La Joya Independent School District, General Obligation, (PSF Guaranteed), 5.000%, 2/15/20	1,000	1,145
North Texas Tollway Authority, Senior Lien Toll Revenue, 5.000%, 1/1/30	400	503
Southmost Regional Water Authority, Desalination Plant Project Revenue,
(AGM Insured), 5.000%, 9/1/25	1,015	1,214
(AGM Insured), 5.000%, 9/1/23	1,085	1,299
Texas Municipal Gas Acquisition & Supply, Gas Supply Revenue,
Corp. I, Senior. Lien, 6.250%, 12/15/26	1,580	2,042
Corp. II, 1.121%, 9/15/16(2)	3,000	2,800
Texas Transportation Commission, General Obligation, 5.000%, 4/1/22	3,250	3,945
Upper Trinity Regional Water District Authority, Regional Treated Supply System Revenue (BAM Insured), 5.000%, 8/1/24	1,340	1,654
Ysleta Independent School District, General Obligation, (PSF Guaranteed), 4.000%, 8/15/25	1,140	1,314

		25,126

	PAR VALUE	VALUE
Utah—0.2%
Utah Transit Authority, Sales Tax Revenue, 5.000%, 6/15/25	$250	$321

Vermont—0.3%
Burlington, City of, Airport Revenue, (AGM Insured), 5.000%, 7/1/24	200	235
Vermont Educational & Health Buildings Financing Agency, University of Vermont Health Network Revenue, 5.000%, 12/1/35	300	368

		603

Virginia—1.2%
Riverside Regional Jail Authority, Jail Facility Revenue, 5.000%, 7/1/26	1,250	1,589
Virginia College Building Authority, Marymount University Revenue, 5.000%, 7/1/20(4)	200	219
Marymount University Revenue, 5.000%, 7/1/21(4)	400	444
Marymount University Revenue, 5.000%, 7/1/22(4)	195	219

		2,471

Washington—0.9%
Washington, State of, General Obligation 5.000%, 7/1/25	1,375	1,775

West Virginia—0.2%
Monongalia County Building Commission, Monongalia Health System Revenue, 5.000%, 7/1/23	400	483

Wisconsin—1.3%
Public Finance Authority, Waste Management, Inc. Revenue, 2.875%, 5/1/27	250	258
Wisconsin, State of, General Obligation, 5.000%, 5/1/21	1,910	2,269

		2,527
TOTAL MUNICIPAL BONDS (Identified Cost $181,651)		196,986
TOTAL LONG TERM INVESTMENTS—97.4%
(Identified Cost $181,651)		196,986

	SHARES	VALUE
SHORT-TERM INVESTMENT—1.6%

Money Market Mutual Fund—1.6%
BlackRock Liquidity Funds MuniCash Portfolio – Institutional Shares (seven-day effective yield 0.090%)(5)	3,256,586	$3,257
TOTAL SHORT-TERM INVESTMENT
(Identified Cost $3,257)		3,257
TOTAL INVESTMENTS—99.0% (Identified Cost $184,908)		200,243	(1)
Other assets and liabilities, net—1.0%		2,001

NET ASSETS—100.0%		$202,244

Abbreviations:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Municipal Insured.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
XLCA	XL Capital Assurance

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2016, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2016.
(3)	At June 30, 2016, 21.4% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. None of the Insurers concentration exceeds 10% of the Fund’s net assets.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, these securities amounted to a value of $1,234 or 0.6% of net assets.
(5)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

Security abbreviation definitions are located under the Key Investment Terms starting on page 3.

See Notes to Financial Statements

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2016	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Municipal Bonds	$196,986	$—	$196,986
Equity Securities:
Short-Term Investment	3,257	3,257	—

Total Investments	$200,243	$3,257	$196,986

There are Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2016.

See Notes to Financial Statements

THIS PAGE INTENTIONALLY BLANK.

VIRTUS INSIGHT TRUST

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2016 (Unaudited)

(Reported in thousands except shares and per share amounts)

Emerging Markets Opportunities Fund

Assets
Investment in securities at value(1)(3)	$6,902,588
Foreign currency at value(2)	8,321
Cash	237,481
Receivables
Investment securities sold	30,555
Fund shares sold	15,901
Dividends and interest receivable	20,325
Tax reclaims	75
Prepaid trustee retainer	218
Prepaid expenses	253
Other Assets	52

Total assets	7,215,769

Liabilities
Payables
Fund shares repurchased	156,179
Investment securities purchased	19,294
Collateral on securities loaned	23,797
Investment advisory fee	5,698
Distribution and service fees	325
Administration fee	723
Transfer agent fees and expenses	4,152
Trustees’ fee and expenses	43
Professional fees	1
Trustee deferred compensation plan	52
Other accrued expenses	810

Total liabilities	211,074

Net Assets	$7,004,695

Net Assets Consist of:
Common stock $0.001 par value	$723
Capital paid in on shares of beneficial interest	7,244,991
Accumulated undistributed net investment income (loss)	24,608
Accumulated undistributed net realized gain (loss)	(920,833)
Net unrealized appreciation (depreciation) on investments	655,206

Net Assets	$7,004,695

Class I
Net asset value (net assets/shares outstanding) and offering price per share	$9.74
Shares of beneficial interest outstanding, unlimited authorization	616,075,239
Net Assets	$5,999,257
Class A
Net asset value (net assets/shares outstanding) per share	$9.42
Maximum offering price per share is NAV/(1–5.75%)	$9.99
Shares of beneficial interest outstanding, unlimited authorization	79,825,570
Net Assets	$752,257
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$9.18
Shares of beneficial interest outstanding, unlimited authorization	23,605,781
Net Assets	$216,652
Class R6
Net asset value (net assets/shares outstanding) and offering price per share	$9.74
Shares of beneficial interest outstanding, unlimited authorization	3,748,655
Net Assets	$36,529

(1) Investments in securities at cost	$6,246,883
(2) Foreign currency at cost	$8,438
(3) Market value of securities on loan	$24,175

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2016 (Unaudited)

(Reported in thousands except shares and per share amounts)

	Low Duration Income Fund	Tax-Exempt Bond Fund

Assets
Investment in securities at value(1)	$358,676	$200,243
Cash	6,055	—
Receivables
Fund shares sold	7,830	442
Dividends and interest receivable	1,419	2,185
Prepaid expenses	78	29
Prepaid trustee retainer	10	6
Other assets	2	1

Total assets	374,070	202,906

Liabilities
Payables
Fund shares repurchased	706	436
Investment securities purchased	8,726	—
Dividend distributions	105	49
Investment advisory fee	61	49
Distribution and service fees	59	37
Administration fee	35	21
Transfer agent fees and expenses	60	48
Professional fees	17	19
Trustees’ fee and expenses	1	1
Trustee deferred compensation plan	2	1
Other accrued expenses	14	1

Total liabilities	9,786	662

Net Assets	$364,284	$202,244

Net Assets Consist of:
Common stock $0.001 par value	$34	$17
Capital paid in on shares of beneficial interest	363,085	186,708
Accumulated undistributed net investment income (loss)	216	62
Accumulated undistributed net realized gain (loss)	(2,121)	122
Net unrealized appreciation (depreciation) on investments	3,070	15,335

Net Assets	$364,284	$202,244

Class I
Net asset value (net assets/shares outstanding) and offering price per share	$10.86	$11.65
Shares of beneficial interest outstanding, unlimited authorization	20,127,303	8,761,404
Net Assets	$218,647	$102,071
Class A
Net asset value (net assets/shares outstanding) per share	$10.87	$11.65
Maximum offering price per share(2)	$11.12	$11.98
Shares of beneficial interest outstanding, unlimited authorization	8,976,935	6,222,630
Net Assets	$97,547	$72,495
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$10.87	$11.65
Shares of beneficial interest outstanding, unlimited authorization	4,425,240	2,375,334
Net Assets	$48,090	$27,678

(1) Investments in securities at cost	$355,606	$184,908
(2) For the Low Duration Income Fund maximum offering price per share is NAV/(1-2.25%), and for the Tax-Exempt Bond Fund maximum offering price per share is NAV/(1-2.75%).

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

STATEMENTS OF OPERATIONS

SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)

($ reported in thousands)

Emerging Markets Opportunities Fund

Investment Income
Dividends	$93,399
Security lending (net of fees)	99
Foreign taxes withheld	(4,962)

Total investment income	88,536

Expenses
Investment advisory fee	39,615
Distribution and service fees, Class A	904
Distribution and service fees, Class C	1,049
Administration fee	5,223
Transfer agent fee and expenses	7,672
Custodian fees	1,708
Printing fees and expenses	371
Trustees fee and expenses	259
Registration fees	183
Professional fees	85
Miscellaneous expenses	676

Total expenses	57,745
Earnings credit from custodian	(350)
Low balance account fees	— (1)

Net expenses	57,395

Net investment income (loss)	31,141

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	(112,800)
Net realized gain (loss) on foreign currency transactions	(2,589)
Net change in unrealized appreciation (depreciation) on investments	685,935
Net change in unrealized appreciation (depreciation) on foreign currency translation	964

Net gain (loss) on investments	571,510

Net increase (decrease) in net assets resulting from operations	$602,651

(1) Amount is less than $500.

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

STATEMENTS OF OPERATIONS (Continued)

SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	Low Duration Income Fund	Tax-Exempt Bond Fund

Investment Income
Dividends	$29	$3
Interest	4,269	3,360

Total investment income	4,298	3,363

Expenses
Investment advisory fee	879	446
Distribution and service fees, Class A	116	91
Distribution and service fees, Class C	237	144
Administration fee	201	125
Transfer agent fee and expenses	179	114
Registration fees	36	24
Professional fees	18	18
Printing fees and expenses	7	8
Custodian fees	4	2
Trustees fee and expenses	7	5
Miscellaneous expenses	24	16

Total expenses	1,708	993
Less expenses reimbursed by investment adviser	(540)	(152)
Low balance account fees	— (1)	—	(1)

Net expenses	1,168	841

Net investment income (loss)	3,130	2,522

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	(220)	208
Net change in unrealized appreciation (depreciation) on investments	5,047	3,755

Net gain (loss) on investments	4,827	3,963

Net increase (decrease) in net assets resulting from operations	$7,957	$6,485

(1) Amount is less than $500.

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

($ reported in thousands)

	Emerging Markets Opportunities Fund
	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$31,141	$94,294
Net realized gain (loss)	(115,389)	(770,201)
Net change in unrealized appreciation (depreciation)	686,899	(335,894)

Increase (decrease) in net assets resulting from operations	602,651	(1,011,801)

From Distributions to Shareholders
Net investment income, Class I	—	(81,136)
Net investment income, Class A	—	(5,106)
Net investment income, Class C	—	—
Net investment income, Class R6	—	(358)
Net realized long-term gains, Class I	—	—
Net realized long-term gains, Class A	—	—
Net realized long-term gains, Class C	—	—
Net realized long-term gains, Class R6	—	—

Decrease in net assets from distributions to shareholders	—	(86,600)

From Share Transactions (See Note 5)
Change in net assets from share transactions, Class I	(3,250,203)	2,139,901
Change in net assets from share transactions, Class A	(54,566)	58,405
Change in net assets from share transactions, Class C	(22,855)	20,454
Change in net assets from share transactions, Class R6	(264)	37,252

Increase (decrease) in net assets from share transactions	(3,327,888)	2,256,012

Net increase (decrease) in net assets	(2,725,237)	1,157,611

Net Assets
Beginning of period	9,729,932	8,572,321

End of period	$7,004,695	$9,729,932

Accumulated undistributed net investment income (loss) at end of period	$24,608	$(6,533)

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	Low Duration Income Fund		Tax-Exempt Bond Fund
	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$3,130	$3,750	$2,522	$5,074
Net realized gain (loss)	(220)	(588)	208	67
Net increase in payments by affiliates		3		—
Net change in unrealized appreciation (depreciation)	5,047	(1,490)	3,755	(683)

Increase (decrease) in net assets resulting from operations	7,957	1,675	6,485	4,458

From Distributions to Shareholders
Net investment income, Class I	(1,836)	(2,021)	(1,388)	(2,479)
Net investment income, Class A	(830)	(1,241)	(956)	(1,938)
Net investment income, Class C	(248)	(392)	(269)	(525)
Net realized long-term gains, Class I		—		(69)
Net realized long-term gains, Class A		—		(57)
Net realized long-term gains, Class C	—	—	—	(23)
Return of capital Class I		(261)		—
Return of capital Class A		(182)		—
Return of capital Class C		(100)		—

Decrease in net assets from distributions to shareholders	(2,914)	(4,197)	(2,613)	(5,091)

From Share Transactions (See Note 5)
Change in net assets from share transactions, Class I	64,797	59,540	9,284	4,697
Change in net assets from share transactions, Class A	10,439	11,010	(3,355)	(5,220)
Change in net assets from share transactions, Class C	2,741	(6,317)	(3,203)	(530)

Increase (decrease) in net assets from share transactions	77,977	64,233	2,726	(1,053)

Net increase (decrease) in net assets	83,020	61,711	6,598	(1,686)

Net Assets
Beginning of period	281,264	219,553	195,646	197,332

End of period	$364,284	$281,264	$202,244	$195,646

Accumulated undistributed net investment income (loss) at end of period	$216	$—	$62	$152

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain/(Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets(8)		Ratio of Gross Operating Expenses to Average Net Assets(8)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Emerging Markets Opportunities
Fund
Class I
1/1/16 to 6/30/16(14)	$8.96	0.03	0.75	0.78	—	—	—	0.78	$9.74	8.71	%(11)	$5,999,257	1.34	%(10)(12)(15)	1.34	%(10)	0.78	%(10)	14	%(11)
1/1/15 to 12/31/15	9.89	0.10	(0.95)	(0.85)	(0.08)	—	(0.08)	(0.93)	8.96	(8.55)		8,726,303	1.31	(12)	1.32		0.99		27
1/1/14 to 12/31/14	9.55	0.09	0.45	0.54	(0.09)	(0.11)	(0.20)	0.34	9.89	5.54		7,572,633	1.30		1.35		0.85		28
1/1/13 to 12/31/13	10.31	0.11	(0.76)	(0.65)	(0.11)	— (3)	(0.11)	(0.76)	9.55	(6.32)		6,357,443	1.33		1.38		1.06		31
1/1/12 to 12/31/12	8.70	0.10	1.62	1.72	(0.08)	(0.03)	(0.11)	1.61	10.31	19.88		5,352,379	1.35		1.40		0.99		28
1/1/11 to 12/31/11	9.10	0.12	(0.38)	(0.26)	(0.07)	(0.07)	(0.14)	(0.40)	8.70	(2.92)		2,082,147	1.36		1.41		1.34		29

Class A
1/1/16 to 6/30/16(14)	$8.68	0.03	0.71	0.74	—	—	—	0.74	$9.42	8.53	%(11)	$752,257	1.60	%(10)(12)(15)	1.60	%(10)	0.67	%(10)	14	%(11)
1/1/15 to 12/31/15	9.58	0.07	(0.91)	(0.84)	(0.06)	—	(0.06)	(0.90)	8.68	(8.77)		745,947	1.56	(12)	1.56		0.73		27
1/1/14 to 12/31/14	9.26	0.07	0.42	0.49	(0.06)	(0.11)	(0.17)	0.32	9.58	5.23		770,941	1.55		1.55		0.71		28
1/1/13 to 12/31/13	10.00	0.08	(0.74)	(0.66)	(0.08)	— (3)	(0.08)	(0.74)	9.26	(6.58)		1,097,753	1.58		1.58		0.79		31
1/1/12 to 12/31/12	8.44	0.07	1.57	1.64	(0.05)	(0.03)	(0.08)	1.56	10.00	19.62		1,208,195	1.60		1.60		0.78		28
1/1/11 to 12/31/11	8.83	0.09	(0.37)	(0.28)	(0.04)	(0.07)	(0.11)	(0.39)	8.44	(3.13)		474,368	1.61		1.61		1.09		29

Class C
1/1/16 to 6/30/16(14)	$8.49	—	0.69	0.69	—	—	—	0.69	$9.18	8.25	%(11)	$216,652	2.35	%(10)(12)(15)	2.35	%(10)	(0.10	)%(10)	14	%(11)
1/1/15 to 12/31/15	9.37	—	(0.88)	(0.88)	—	—	—	(0.88)	8.49	(9.50)		223,303	2.31	(12)	2.31		(0.01)		27
1/1/14 to 12/31/14	9.08	(0.01)	0.42	0.41	(0.01)	(0.11)	(0.12)	0.29	9.37	4.40		228,652	2.30		2.30		(0.13)		28
1/1/13 to 12/31/13	9.82	0.01	(0.72)	(0.71)	(0.03)	— (3)	(0.03)	(0.74)	9.08	(7.21)		217,034	2.33		2.33		0.07		31
1/1/12 to 12/31/12	8.31	— (3)	1.56	1.56	(0.02)	(0.03)	(0.05)	1.51	9.82	18.66		203,974	2.35		2.35		0.01		28
1/1/11 to 12/31/11	8.72	0.03	(0.37)	(0.34)	— (3)	(0.07)	(0.07)	(0.41)	8.31	(3.77)		70,198	2.36		2.36		0.36		29

Class R6
1/1/16 to 6/30/16(14)	$8.96	0.04	0.74	0.78	—	—	—	0.78	$9.74	8.71	%(11)	$36,529	1.21	%(10)(12)(15)	1.21	%(10)	0.93	%(10)	14	%(11)
1/1/15 to 12/31/15	9.89	0.08	(0.91)	(0.83)	(0.10)	—	(0.10)	(0.93)	8.96	(8.44)		34,379	1.21	(12)	1.21		0.90		27
11/12/14(7) to 12/31/14	10.42	(0.01)	(0.45)	(0.46)	(0.06)	(0.01)	(0.07)	(0.53)	9.89	(4.60	)(11)	95	1.24	(10)	1.24	(10)	(0.41	)(10)	28	(9)(11)

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain/(Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Return of Capital	Total Distributions	Payment from affiliate		Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets(8)		Ratio of Gross Operating Expenses to Average Net Assets(8)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Low Duration Income
Fund
Class I
1/1/16 to 6/30/16(14)	$10.70	0.12	0.15	0.27	(0.11)	—	—	(0.11)	—		0.16	$10.86	2.51	%(11)	$218,647	0.51	%(10)(15)	0.85	%(10)	2.18	%(10)	23	%(11)
1/1/15 to 12/31/15	10.81	0.22	(0.09)	0.13	(0.21)	—	(0.03)	(0.24)	—	(13)	(0.11)	10.70	1.24		150,977	0.50		0.88		2.03		56
1/1/14 to 12/31/14	10.83	0.25	(0.02)	0.23	(0.25)	—	—	(0.25)	—		(0.02)	10.81	2.10		92,794	0.68	(6)	0.91		2.27		58
1/1/13 to 12/31/13	10.96	0.24	(0.13)	0.11	(0.24)	—	—	(0.24)	—		(0.13)	10.83	1.02		52,790	0.70		0.94		2.18		51
1/1/12 to 12/31/12	10.54	0.26	0.41	0.67	(0.25)	—	—	(0.25)	—		0.42	10.96	6.40		29,513	0.73	(4)	0.99		2.40		87	(5)
1/1/11 to 12/31/11	10.51	0.31	0.03	0.34	(0.31)	—	—	(0.31)	—		0.03	10.54	3.25		65,206	0.70		0.93		2.91		47

Class A
1/1/16 to 6/30/16(14)	$10.70	0.10	0.16	0.26	(0.09)	—	—	(0.09)	—		0.17	$10.87	2.48	%(11)	$97,547	0.76	%(10)(15)	1.10	%(10)	1.92	%(10)	23	%(11)
1/1/15 to 12/31/15	10.82	0.19	(0.09)	0.10	(0.19)	—	(0.03)	(0.22)	—	(13)	(0.12)	10.70	0.89		85,666	0.75		1.12		1.77		56
1/1/14 to 12/31/14	10.83	0.22	(0.01)	0.21	(0.22)	—	—	(0.22)	—		(0.01)	10.82	1.94		75,456	0.92	(6)	1.11		2.02		58
1/1/13 to 12/31/13	10.96	0.21	(0.13)	0.08	(0.21)	—	—	(0.21)	—		(0.13)	10.83	0.76		39,436	0.95		1.14		1.93		51
1/1/12 to 12/31/12	10.54	0.23	0.41	0.64	(0.22)	—	—	(0.22)	—		0.42	10.96	6.14		28,266	0.96	(4)	1.20		2.12		87	(5)
1/1/11 to 12/31/11	10.51	0.28	0.03	0.31	(0.28)	—	—	(0.28)	—		0.03	10.54	2.99		15,145	0.95		1.13		2.62		47

Class C
1/1/16 to 6/30/16(14)	$10.70	0.06	0.17	0.23	(0.06)	—	—	(0.06)	—		0.17	$10.87	2.11	%(11)	$48,090	1.51	%(10)(15)	1.85	%(10)	1.17	%(10)	23	%(11)
1/1/15 to 12/31/15	10.82	0.11	(0.10)	0.01	(0.10)	—	(0.03)	(0.13)	—	(13)	(0.12)	10.70	0.13		44,621	1.50		1.86		1.02		56
1/1/14 to 12/31/14	10.84	0.14	(0.02)	0.12	(0.14)	—	—	(0.14)	—		(0.02)	10.82	1.08		51,303	1.68	(6)	1.87		1.28		58
1/1/13 to 12/31/13	10.97	0.13	(0.13)	—	(0.13)	—	—	(0.13)	—		(0.13)	10.84	0.01		25,463	1.70		1.89		1.17		51
1/1/12 to 12/31/12	10.54	0.15	0.42	0.57	(0.14)	—	—	(0.14)	—		0.43	10.97	5.44		20,156	1.71	(4)	1.95		1.38		87	(5)
1/1/11 to 12/31/11	10.51	0.20	0.03	0.23	(0.20)	—	—	(0.20)	—		0.03	10.54	2.23		13,761	1.70		1.88		1.86		47

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain/(Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains		Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets(8)		Ratio of Gross Operating Expenses to Average Net Assets(8)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Tax-Exempt Bond
Fund
Class I
1/1/16 to 6/30/16(14)	$11.43	0.16	0.22	0.38	(0.16)	—		(0.16)	0.22	$11.65	3.36	%(11)	$102,071	0.61	%(10)(15)	0.76	%(10)	2.78	%(10)	4	%(11)
1/1/15 to 12/31/15	11.46	0.33	(0.03)	0.30	(0.32)	(0.01)		(0.33)	(0.03)	11.43	2.64		90,912	0.60		0.77		2.85		10
1/1/14 to 12/31/14	10.91	0.34	0.56	0.90	(0.35)	—	(3)	(0.35)	0.55	11.46	8.30		86,459	0.60		0.79		2.98		22
1/1/13 to 12/31/13	11.62	0.33	(0.71)	(0.38)	(0.33)	—		(0.33)	(0.71)	10.91	(3.33)		82,936	0.60		0.77		2.88		29
1/1/12 to 12/31/12	11.10	0.33	0.52	0.85	(0.33)	—		(0.33)	0.52	11.62	7.72		162,094	0.62	(4)	0.79		2.84		35
1/1/11 to 12/31/11	10.38	0.41	0.74	1.15	(0.43)	—		(0.43)	0.72	11.10	11.36		94,228	0.57		0.77		3.78		59

Class A
1/1/16 to 6/30/16(14)	$11.43	0.15	0.22	0.37	(0.15)	—		(0.15)	0.22	$11.65	3.24	%(11)	$72,495	0.86	%(10)(15)	1.01	%(10)	2.53	%(10)	4	%(11)
1/1/15 to 12/31/15	11.46	0.30	(0.03)	0.27	(0.29)	(0.01)		(0.30)	(0.03)	11.43	2.39		74,418	0.85		1.00		2.60		10
1/1/14 to 12/31/14	10.91	0.31	0.56	0.87	(0.32)	—	(3)	(0.32)	0.55	11.46	7.94		79,906	0.85		0.99		2.73		22
1/1/13 to 12/31/13	11.62	0.30	(0.71)	(0.41)	(0.30)	—		(0.30)	(0.71)	10.91	(3.48)		89,303	0.85		0.98		2.66		29
1/1/12 to 12/31/12	11.10	0.30	0.52	0.82	(0.30)	—		(0.30)	0.52	11.62	7.45		143,397	0.87	(4)	1.00		2.61		35
1/1/11 to 12/31/11	10.38	0.39	0.74	1.13	(0.41)	—		(0.41)	0.72	11.10	10.98		107,873	0.81		0.98		3.62		59

Class C
1/1/16 to 6/30/16(14)	$11.43	0.10	0.23	0.33	(0.11)	—		(0.11)	0.22	$11.65	2.86	%(11)	$27,678	1.61	%(10)(15)	1.76	%(10)	1.78	%(10)	4	%(11)
1/1/15 to 12/31/15	11.46	0.21	(0.03)	0.18	(0.20)	(0.01)		(0.21)	(0.03)	11.43	1.62		30,316	1.60		1.75		1.85		10
1/1/14 to 12/31/14	10.92	0.22	0.55	0.77	(0.23)	—	(3)	(0.23)	0.54	11.46	7.13		30,967	1.60		1.74		1.98		22
1/1/13 to 12/31/13	11.63	0.22	(0.72)	(0.50)	(0.21)	—		(0.21)	(0.71)	10.92	(4.29)		28,845	1.60		1.73		1.92		29
1/1/12 to 12/31/12	11.10	0.21	0.54	0.75	(0.22)	—		(0.22)	0.53	11.63	6.74		39,792	1.62	(4)	1.75		1.86		35
1/1/11 to 12/31/11	10.38	0.31	0.74	1.05	(0.33)	—		(0.33)	0.72	11.10	10.15		28,641	1.54		1.70		2.91		59

Footnote Legend:

(1)	Sales charges, where applicable, are not reflected in total return calculation.
(2)	Computed using average shares outstanding.
(3)	Amount is less than $0.005.
(4)	Includes extraordinary expenses.
(5)	Portfolio turnover calculation excludes security transactions that were distributed as a result of a redemption-in-kind.
(6)	Due to a change in the expense ratio, the ratio shown is a blended expense ratio. See Note 3C in the Notes to Financial Statements.
(7)	Inception date.
(8)	The Funds will indirectly bear their prorated share of expenses of the underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(9)	Reported on Fund level not class level.
(10)	Annualized.
(11)	Not Annualized.
(12)	Earnings credits from Custodian were not material, as reflected in the Statements of Operations, and had no impact on Financial Highlights.
(13)	Payment from affiliate had no impact on total return.
(14)	Unaudited
(15)	Net expense ratio includes proxy expenses.

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2016 (Unaudited)

Note 1. Organization

Virtus Insight Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. As of the date of this report three funds (each a “Fund”) of the Trust are offered for sale. Each Fund is diversified, and has a distinct investment objective as set forth below.

Investment Objective(s)
Emerging Markets Opportunities Fund	Capital appreciation.
Low Duration Income Fund	A high level of total return, including a competitive level of current income, while limiting fluctuations in net asset value due to changes in interest rates.
Tax-Exempt Bond Fund	A high level of current income that is exempt from federal income tax.

There	is no guarantee that a Fund will achieve its objective.

All of the Funds offer Class I shares, Class A shares, and Class C shares. The Emerging Markets Opportunities Fund also offers Class R6 shares.

Class A shares of the Emerging Markets Opportunities Fund are sold with a front-end sales charge of up to 5.75% with some exceptions. Class A shares of the Low Duration Income Fund are sold with a front-end sales charge of 2.25% with some exceptions, and the Class A shares of Tax-Exempt Bond Fund are sold with a front-end sales charge of 2.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% – 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which the CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class I shares and Class R6 shares are sold without a sales charge.

Class R6 shares are only available to participants in employer-sponsored retirement plans, such as 401(k) plans, profit-sharing plans, defined benefit plans and other employer-directed plans. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees.

Virtus Mutual Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Funds.

Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service fees under a Board approved Rule 12b-1 and/or shareholder service plan (“12b-1 plan”) and has exclusive voting rights with respect to such plan(s). Class I shares and Class R6 shares are not subject to a 12b-1 plan. Income and other expenses as well as realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

Note 2. Significant	Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be significant.

A.	Security Valuation

Security valuation procedures for each Fund, which include nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board,” or the “Trustees”). All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Quarterly fair valuations are reviewed by the Board.

Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers between levels at the end of the reporting period.

• Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

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NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2016 (Unaudited)

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.	Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from sales of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method.

Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

C.	Income Taxes

Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of June 30, 2016, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2013 forward (with limited exceptions).

D.	Distributions to Shareholders

Distributions are recorded by each Fund on the ex-dividend date. For the Low Duration Income and Tax Exempt Bond Funds, income distributions are declared and recorded daily and distributed monthly. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E.	Expenses

Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expense to each fund or an alternative allocation method can be more appropriately used.

In addition to the net annual operating expenses that a Fund bears directly, the shareholders of the Fund indirectly bear the Fund’s pro-rata expenses of any underlying mutual funds in which the Fund invests.

F.	Foreign Currency Translation

Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio

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NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2016 (Unaudited)

transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

G.	Interest-Only and Principal-Only Securities

Certain Funds may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities represent a participation in, or are secured by, or payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. Stripped mortgage-backed securities include interest-only securities (IOs) which receive all of the interest, and principal-only securities (POs) which receive all of the principal. The market value of these securities is highly sensitive to changes in interest rates and a rapid (slow) rate of principal payments may have an adverse (positive) effect on yield to maturity. Payments received for IOs are included in interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity and these adjustments are also included in interest income. Payments received for POs are treated as reductions to the cost and par value of the securities. Any pay down gains or losses associated with the payments received are included in interest income. If the underlying mortgage assets are greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities.

H.	When-Issued Purchases and Forward Commitments (Delayed Delivery)

Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

I.	Loan Agreements

Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Loan agreements are generally non-investment grade and often involve borrowers that are highly leveraged. A Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Loan agreements are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The loan agreements have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR (London Interbank Offered Rate), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a loan agreement is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

At June 30, 2016, all loan agreements held by the Funds are assignment loans.

J.	Securities Lending

Certain Funds may loan securities to qualified brokers through an agreement with Brown Brothers Harriman (“BBH”), as a third party lending agent. Under the terms of agreement, a Fund doing so is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by a Fund net of fees and rebates charged by BBH for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.

At June 30, 2016, the Emerging Markets Opportunities Fund had securities on loan with a market value of $24,175 and a cash collateral of $23,797.

K.	Earnings Credit and Interest

Through arrangements with the Funds’ custodian, most Funds either receive an earnings credit or interest on agreed upon target un-invested cash balances to reduce each Fund’s custody expenses. The credits are reflected as “Earnings credits from Custodian” and the interest is reflected under “Interest income” in the Funds’ Statements of Operations for the period, as applicable.

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NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2016 (Unaudited)

Note	3. Investment Advisory Fees and Related Party Transactions

($ reported in thousands)

A.	Adviser

Virtus Investment Advisers, Inc. (the “Adviser”), an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the adviser to the Trust. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.

As compensation for its services to the Funds, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:

Tax-Exempt Bond Fund	0.45%

	First $1 Billion	$1+ Billion
Emerging Markets Opportunities Fund	1.00%	0.95%

	First $1 Billion	$1+ Billion through $2 Billion	$2+ Billion
Low Duration Income Fund	0.55%	0.50%	0.45%

B.	Subadvisers

The subadvisers manage the investments of each Fund for which they are paid a fee by the Adviser. The subadvisers and the Fund(s) they serve are as follows:

Fund	Subadviser
Emerging Markets Opportunities Fund	Vontobel(1)
Low Duration Income Fund	NF(2)
Tax-Exempt Bond Fund	NF(2)

(1)	Vontobel Asset Management, Inc. (“Vontobel”)
(2)	Newfleet Asset Management, LLC (“NF”), an indirect wholly-owned subsidiary of Virtus.

C.	Expense Limits and Fee Waivers

The Adviser has contractually agreed to limit certain Funds’ operating expenses (excluding interest, taxes, front-end or contingent deferred loads, brokerage commissions, expenses incurred in connection with any merger or reorganization, extraordinary expenses and acquired fund fees and expenses) through April 30, 2017, so that such expenses do not exceed the following percentages of average daily net assets as listed below:

	Class I	Class A	Class C
Low Duration Income Fund	0.50%	0.75%	1.50%
Tax-Exempt Bond Fund(1)	0.60	0.85	1.60

(1)	Effective September 1, 2015. Prior to September 1, 2015 the waiver was voluntary.

D.	Expense Recapture

The Adviser may recapture operating expenses waived or reimbursed under these arrangements within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured as follows:

	Fiscal Year Ended
	2016	2017	2018	Total
Low Duration Income Fund	$202	$276	$783	$1,261
Tax-Exempt Bond Fund	368	269	290	927

E.	Distributor

($ reported in thousands)

VP Distributors, LLC (“VP Distributors”), an indirect wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the six months (the “period”) ended June 30, 2016, it retained net commissions of $37 of Class A Shares and deferred sales charges of $83 and $52 for Class A Shares and Class C Shares, respectively.

In addition, each Fund pays VP Distributors distribution and/or service fees under a 12b-1 plan as a percentage of the average daily net assets of each respective class at the annual rates as follows: Class A shares 0.25%; Class C shares 1.00% Class I and Class R6 shares are not subject to a 12b-1 plan. Prior to February 24, 2015, VP Distributors was also entitled to a service fee under a Shareholder Services Plan for Class I shares, at the rate of 0.05% of the average daily net assets of such class of each Fund; however, VP Distributors had waived such fee prior to its elimination, so the Funds’ Class I shares did not pay such fee during the fiscal year ended December 31, 2015.

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2016 (Unaudited)

F.	Administrator and Transfer Agent

Virtus Fund Services, LLC, an indirect wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.

For the period ended June 30, 2016, the Funds incurred administration fees totaling $4,304 which are included in the Statements of Operations.

For the period ended June 30, 2016, the Funds incurred transfer agent fees totaling $7,760 which are included in the Statements of Operations. A portion of these fees was paid to outside entities that also provide services to the Trust. The Transfer Agent may from time to time temporarily waive all or a portion of its transfer agent fees.

G.	Affiliated Shareholders

At June 30, 2016, Virtus and its affiliates, and the retirement plans of Virtus and its affiliates, held shares which may be redeemed at any time, of the following Funds in the following aggregated amounts:

	Shares	Aggregate Net Asset Value
Emerging Markets Opportunities Fund,
Class R6	9,749	$95
Low Duration Income Fund,
Class I	342,638	3,721

H.	Trustee Compensation

The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the Trustees. Investments in such instruments are included in “Other Assets” on the Statement of Assets and Liabilities at June 30, 2016.

Note	4. Purchases and Sales of Securities

($ reported in thousands)

Purchases and sales of securities (excluding U.S. Government and agency securities, and short-term securities) during the period ended June 30, 2016, were as follows:

	Purchases	Sales
Emerging Markets Opportunities Fund	$1,150,783	$4,166,228
Low Duration Income Fund	126,166	56,351
Tax-Exempt Bond Fund	14,658	7,958

Purchases and sales of long term U.S. Government and agency securities for the Funds during the period ended June 30, 2016, were as follows:

Low Duration Income Fund	$37,060	$14,428

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2016 (Unaudited)

Note	5. Capital Share Transactions

(reported in thousands)

Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:

	Emerging Markets Opportunities Fund
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015
	SHARES	AMOUNT	SHARES	AMOUNT

Class I
Sale of shares	166,085	$1,454,991	573,808	$5,590,072
Reinvestment of distributions	—	—	8,333	74,414
Shares repurchased	(523,805)	(4,705,194)	(374,295)	(3,524,585)

Net Increase / (Decrease)	357,720	$(3,250,203)	207,846	$2,139,901

Class A
Sale of shares	17,749	$152,385	45,415	$426,955
Reinvestment of distributions	—	—	527	4,555
Shares repurchased	(23,855)	(206,951)	(40,498)	(373,105)

Net Increase / (Decrease)	(6,106)	$(54,566)	5,444	$58,405

Class C
Sale of shares	1,662	$14,034	9,993	$92,797
Reinvestment of distributions	—	—	—	—
Shares repurchased	(4,370)	(36,889)	(8,084)	(72,343)

Net Increase / (Decrease)	(2,708)	$(22,855)	1,909	$20,454

Class R6
Sale of shares	3,018	$27,299	4,009	$38,958
Reinvestment of distributions	—	—	39	348
Shares repurchased	(3,105)	(27,563)	(222)	(2,054)

Net Increase / (Decrease)	(87)	$(264)	3,826	$37,252

	Low Duration Income Fund				Tax-Exempt Bond Fund
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015		Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class I
Sale of shares	10,465	$112,610	11,692	$126,118	1,857	$21,445	1,916	$21,874
Reinvestment of distributions	127	1,370	181	1,955	105	1,215	191	2,180
Shares repurchased	(4,577)	(49,183)	(6,345)	(68,533)	(1,158)	(13,376)	(1,696)	(19,357)

Net Increase / (Decrease)	6,015	$64,797	5,528	$59,540	804	$9,284	411	$4,697

Class A
Sale of shares	2,574	$27,683	3,576	$38,617	346	$3,998	920	$10,518
Reinvestment of distributions	70	759	122	1,317	70	815	152	1,730
Shares repurchased	(1,672)	(18,003)	(2,669)	(28,924)	(707)	(8,168)	(1,533)	(17,468)

Net Increase / (Decrease)	972	$10,439	1,029	$11,010	(291)	$(3,355)	(461)	$(5,220)

Class C
Sale of shares	1,170	$12,574	2,142	$23,100	215	$2,479	576	$6,588
Reinvestment of distributions	19	200	35	383	19	223	41	465
Shares repurchased	(933)	(10,033)	(2,751)	(29,800)	(511)	(5,905)	(666)	(7,583)

Net Increase / (Decrease)	256	$2,741	(574)	$(6,317)	(277)	$(3,203)	(49)	$(530)

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2016 (Unaudited)

Note	6. 10% Shareholders

As of June 30, 2016, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each such Fund as detailed below:

	% of Shares Outstanding	Number of Accounts
Emerging Markets Opportunities Fund	43%	2*
Low Duration Income Fund	27	2*
Tax-Exempt Bond Fund	11	1*

*	None of the accounts are affiliated.

Note	7. Credit Risk and Asset Concentration

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadvisers to accurately predict risk.

Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.

Certain Funds may invest a high percentage of their assets in specific sectors or countries of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

At June 30, 2016, the Emerging Markets Opportunities Fund held securities issued by various companies in specific sectors as detailed below:

Sector	Percentage of Total Investments
Consumer Staples	44%

Note	8. Illiquid and Restricted Securities

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by a Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund’s Schedule of Investments, where applicable. However, a portion of such footnoted securities could be liquid where the Fund’s subadviser determines that some, though not all, of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by a Fund.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

At June 30, 2016, the Funds did not hold any securities that were both illiquid and restricted.

Note	9. Federal Income Tax Information

($ reported in thousands)

At June 30, 2016, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by each Fund were as follows:

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Emerging Markets Opportunities Fund	$6,274,389	$768,103	$(139,904)	$628,199
Low Duration Income Fund	355,610	3,985	(919)	3,066
Tax-Exempt Bond Fund	184,908	15,594	(259)	15,335

The differences between book basis cost and tax basis cost were attributable primarily to the tax deferral of losses on wash sales.

Certain Funds have capital loss carryforwards available to offset future realized capital gains, through the indicated expiration dates:

	2017	No Expiration		Total
	Short-term	Short-term	Long-term
Emerging Markets Opportunities Fund	$—	$236,832	$486,429	$723,261
Low Duration Income Fund	1,169	367	220	1,756

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2016 (Unaudited)

The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for tax years beginning after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Note	10. Borrowings

($ reported in thousands)

On July 1, 2015, the Funds and other affiliated Funds entered into a $50,000 secured Line of Credit Agreement (the “Agreement”) with a commercial bank (the “Bank”) that allows the Funds to manage large unexpected redemptions and trade fails, up to a limit of one-third of each Funds’ total net assets in accordance with the Agreement. Interest is charged at the higher of the LIBOR (London Interbank Offered Rate) or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. The Funds are individually, and not jointly, liable for their particular advances, if any, under the line of credit. The Bank has the ability to require repayment of outstanding borrowings under the Agreement upon certain circumstances such as an event of default.

The Funds had no outstanding borrowings at any time during the period ended June 30, 2016.

Note	11. Indemnifications

Under the Trust’s organizational documents, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Each Trustee also has entered into an indemnification agreement with the Trust. In addition, in the normal course of business, the Funds enter into contracts that provide a variety of indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds and that have not occurred. However, the Funds have not had prior claims or losses pursuant to these arrangements and expect the risk of loss to be remote.

Note	12. Regulatory Matters and Litigation

From time to time, the Trust, the Fund’s investment adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Funds’ investment adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

Note	13. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

RESULTS OF SHAREHOLDER MEETING

VIRTUS INSIGHT TRUST

MAY 19, 2016 (Unaudited)

At a special meeting of shareholders of all series of Virtus Equity Trust, Virtus Insight Trust and Virtus Opportunities Trust, held on May 19, 2016, shareholders of Virtus Insight Trust (the “Trust”) voted on the following proposals:

Proposal 1.

	NUMBER OF ELIGIBLE VOTES:
	FOR	AGAINST	ABSTAIN
To elect six Trustees to serve on the Board of Trustees until the next meeting of shareholders at which Trustees are elected.
George R. Aylward	877,823,141.371	8,578,054.586	0
Thomas J. Brown	878,102,003.756	8,299,192.201	0
Donald C. Burke	878,314,898.216	8,086,297.741	0
Roger A. Gelfenbien	878,064,181.056	8,337,014.901	0
John R. Mallin	878,335,375.860	8,065,820.097	0
Hassell H. McClellan	878,082,631.377	8,318,564.581	0

Shareholders of Virtus Insight Trust voted to approve the above proposal.

Proposal 2.

	NUMBER OF ELIGIBLE VOTES:
	FOR	AGAINST	ABSTAIN

To approve a proposal to permit Virtus Investment Advisers, Inc., as the investment adviser to all the Funds, to hire and replace subadvisers or to modify subadvisory agreements without shareholder approval.

Virtus Emerging Markets Opportunities Fund	620,793,093.034	25,302,093.728	9,306,937.262
Virtus Low Duration Income Fund	10,449,114.393	779,684.940	311,840.943

Shareholders of each of the Funds of Virtus Insight Trust listed above voted to approve the above proposal.

Proposal 3.

	NUMBER OF ELIGIBLE VOTES:
	FOR	AGAINST	ABSTAIN
To approve an Agreement and Plan of Reorganization providing for the reorganization of Virtus Insight Trust to a Delaware statutory trust.	657,885,744.665	4,964,608.999	10,429,968.292

Shareholders of Virtus Insight Trust voted to approve the above proposal.

Proposal 4.

	NUMBER OF ELIGIBLE VOTES:
	FOR	AGAINST	ABSTAIN
To approve a proposal to authorize the Board of Trustees, without obtaining a shareholder vote, to reorganize Virtus Insight Trust as another entity; merge the Trust, or merge, consolidate or transfer the assets and liabilities or class of shares to another entity; and combine the assets and liabilities held with respect to two or more series or classes into assets and liabilities held with respect to a single series or class.	602,570,536.772	60,405,726.860	10,304,034.324

Shareholders of Virtus Insight Trust voted to approve the above proposal.

Proposal 5.

	NUMBER OF ELIGIBLE VOTES:
	FOR	AGAINST	ABSTAIN
To approve a proposal to change shareholder voting rights, from one vote for each share of beneficial interest owned by the shareholder, to one vote for each dollar of net asset value per share owned by such shareholder.	653,365,550.901	9,641,616.611	10,273,125.442

Shareholders of Virtus Insight Trust voted to approve the above proposal.

RESULTS OF SHAREHOLDER MEETING

VIRTUS INSIGHT TRUST

JULY 18, 2016 (Unaudited)

At a special meeting of shareholders of all series of Virtus Equity Trust, Virtus Insight Trust and Virtus Opportunities Trust, held on July 18, 2016, shareholders of Virtus Tax Exempt Bond Fund (the “Fund”), a series of Virtus Insight Trust, voted on the following proposal:

Proposal 2.

	NUMBER OF ELIGIBLE VOTES:
	FOR	AGAINST	ABSTAIN
To approve a proposal to permit Virtus Investment Advisers, Inc., as the investment adviser to all the Funds, to hire and replace subadvisers or to modify subadvisory agreements without shareholder approval.	7,423,225.114	802,129.342	492,588.498

Shareholders of the Fund did not approve the above proposal.

VIRTUS INSIGHT TRUST

101 Munson Street

Greenfield, MA 01301

Trustees

George R. Aylward

Thomas J. Brown

Donald C. Burke

Roger A. Gelfenbein

John R. Mallin

Hassell H. McClellan

Philip R. McLoughlin, Chairman

Geraldine M. McNamara

James M. Oates

Richard E. Segerson

Ferdinand L.J. Verdonck

Officers

George R. Aylward, President

Francis G. Waltman, Executive Vice President

W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer

Nancy J. Engberg, Vice President and Chief Compliance Officer

Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary

Investment Adviser

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Principal Underwriter

VP Distributors, LLC

100 Pearl St.

Hartford, CT 06103-4506

Administrator and Transfer Agent

Virtus Fund Services, LLC

100 Pearl Street

Hartford, CT 06103-4506

Custodian

JPMorgan Chase Bank, NA

1 Chase Manhattan Plaza

New York, NY 10005-1401

How to Contact Us

Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874 Providence, RI 02940-8074

For more information about Virtus Mutual Funds,

please call your financial representative, or contact us

at 1-800-243-1574 or Virtus.com.

8005	08-16

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Insight Trust

By (Signature and Title)* /s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 9/8/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 9/8/2016

By (Signature and Title)* /s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer
and Treasurer
(principal financial officer)

Date 9/8/2016

* Print the name and title of each signing officer under his or her signature.